[CENTURA FUNDS LOGO]

CENTURA LARGE CAP EQUITY FUND

CENTURA MID CAP EQUITY FUND

CENTURA SMALL CAP EQUITY FUND

CENTURA GOVERNMENT INCOME FUND

CENTURA QUALITY INCOME FUND

CENTURA NORTH CAROLINA TAX-FREE BOND FUND

CENTURA MONEY MARKET FUND

                         SEMI-ANNUAL REPORT
                            OCTOBER 31, 2000

                               TABLE OF CONTENTS

                          Message From Your President
                                     Page 2

                             Large Cap Equity Fund
                                     Page 3

                              Mid Cap Equity Fund
                                     Page 9

                             Small Cap Equity Fund
                                    Page 16

                             Government Income Fund
                                    Page 23

                              Quality Income Fund
                                    Page 28

                       North Carolina Tax-Free Bond Fund
                                    Page 34

                               Money Market Fund
                                    Page 40

                         Notes to Financial Statements
                                    Page 44

--------------------------------------------------------------------------------

                                                            [CENTURA FUNDS LOGO]

October 31, 2000

DEAR SHAREHOLDER:

    We are pleased to present you this semi-annual report for Centura Funds. This report provides you pertinent information about Centura Funds from May 1 through October 31, 2000. It includes:

    - Schedules of Investments

    - Statements of Assets and Liabilities

    - Statements of Operations

    - Statements of Changes in Net Assets

    - Notes to Financial Statements

    - Financial Highlights

    Please feel free to call us about any questions you may have about this report, or Centura Funds at 1-800-442-3688. We welcome your feedback and suggestions. Thank you for your confidence and support as we continue to adhere to our sound investment principles.

Respectfully,

/s/ Walter B. Grimm

Walter B. Grimm
President

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
LARGE CAP EQUITY FUND                                           OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS (98.0%)
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------

AIRLINES (0.2%)
AMR Corp. (b).........................................      11,000  $    360,250
                                                                    ------------
AUTO PARTS (0.3%)
Delphi Automotive Systems Corp........................      35,000       549,063
                                                                    ------------
AUTOMOBILES & TRUCKS (0.8%)
Ford Motor Co.........................................      40,000     1,045,000
General Motors Corp...................................      10,000       621,250
                                                                    ------------
                                                                       1,666,250
                                                                    ------------
BANKING & FINANCIAL SERVICES (12.7%)
American Express Co...................................      25,000     1,500,000
Bank of New York Co., Inc.............................      30,000     1,726,875
BankAmerica Corp......................................      40,000     1,922,500
Capital One Financial Corp............................      10,000       631,250
Charles Schwab Corp...................................      25,000       878,125
Chase Manhattan Corp..................................      25,000     1,137,500
Citigroup, Inc........................................      93,333     4,911,648
Fannie Mae............................................      25,000     1,925,000
Fifth Third Bancorp...................................      22,500     1,155,938
FleetBoston Financial Corp............................      30,000     1,140,000
Lehman Brothers Holdings, Inc.........................      10,000       645,000
MBNA Corp.............................................      40,000     1,502,500
Mellon Financial Corp.................................      30,000     1,447,500
Morgan Stanley Dean Witter & Co.......................      20,000     1,606,250
Northern Trust Corp...................................      15,000     1,280,625
State Street Corp.....................................      10,000     1,247,400
T. Rowe Price Assoc., Inc.............................      10,000       468,125
Wells Fargo & Co......................................      45,000     2,084,062
                                                                    ------------
                                                                      27,210,298
                                                                    ------------
CHEMICALS (1.1%)
Dow Chemical Co.......................................      24,000       735,000
E.I. du Pont de Nemours & Co..........................      25,000     1,134,375
Union Carbide Corp....................................      12,000       516,000
                                                                    ------------
                                                                       2,385,375
                                                                    ------------
COMMERCIAL SERVICES (0.3%)
Convergys Corp. (b)...................................      15,000       653,437
                                                                    ------------
COMPUTER INDUSTRY (21.7%)
Adobe Systems, Inc....................................      20,000     1,521,250
America Online, Inc. (b)..............................      35,000     1,765,050
Cisco Systems, Inc. (b)...............................     140,000     7,542,499
Citrix Systems, Inc. (b)..............................      50,000     1,106,250
Dell Computer Corp. (b)...............................      70,000     2,065,000
EMC Corp. (b).........................................      50,000     4,453,125
Hewlett-Packard Co....................................      56,000     2,600,500
Intel Corp............................................     130,000     5,827,656
International Business Machines Corp..................      40,000     3,940,000
Microsoft Corp. (b)...................................     103,162     7,105,283
Oracle Corp. (b)......................................     120,000     3,960,000
Sun Microsystems, Inc. (b)............................      34,000     3,769,750
Yahoo!, Inc. (b)......................................      15,000       879,375
                                                                    ------------
                                                                      46,535,738
                                                                    ------------
COMMON STOCKS, CONTINUED:
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
CONSUMER GOODS AND SERVICES (2.6%)
Colgate-Palmolive Co..................................      24,000  $  1,410,240
Gillette Co...........................................      20,000       697,500
Kimberly-Clark Corp...................................      20,000     1,320,000
Procter & Gamble Co...................................      20,000     1,428,750
Ralston Purina Co.....................................      25,000       606,250
                                                                    ------------
                                                                       5,462,740
                                                                    ------------
DISTRIBUTION/WHOLESALE (0.6%)
SYSCO Corp............................................      25,000     1,304,688
                                                                    ------------
DIVERSIFIED OPERATIONS (7.6%)
General Electric Co...................................     180,000     9,866,261
Honeywell International, Inc..........................      15,000       807,188
Illinois Tool Works, Inc..............................      12,000       666,750
Minnesota Mining & Manufacturing Co...................      10,000       966,250
Tyco International Ltd................................      45,000     2,550,938
United Technologies Corp..............................      20,000     1,396,250
                                                                    ------------
                                                                      16,253,637
                                                                    ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (4.6%)
Agilent Technologies (b)..............................      18,772       869,378
Applied Materials, Inc. (b)...........................      25,000     1,328,125
KLA-Tencor Corp. (b)..................................      25,000       845,313
LSI Logic Corp. (b)...................................      20,000       657,500
Micron Technology, Inc................................      30,000     1,042,500
SDL, Inc..............................................       5,000     1,296,250
Solectron Corp. (b)...................................      35,000     1,540,000
Texas Instruments, Inc................................      45,000     2,207,812
                                                                    ------------
                                                                       9,786,878
                                                                    ------------
ENERGY (7.8%)
Coastal Corp..........................................      20,000     1,508,750
Enron Corp............................................      25,000     2,051,563
Exxon Mobil Corp......................................      65,000     5,797,209
Halliburton Co........................................      20,000       741,250
Kerr-McGee Corp.......................................      10,000       653,125
Royal Dutch Petroleum Co..............................      40,000     2,374,999
Schlumberger Ltd......................................      15,000     1,141,875
Transocean Sedco Forex, Inc...........................       2,899       153,647
Unocal Corp...........................................      15,000       511,875
USX-Marathon Group....................................      27,000       734,063
Williams Cos., Inc....................................      25,000     1,045,313
                                                                    ------------
                                                                      16,713,669
                                                                    ------------
ENTERTAINMENT (1.3%)
Comcast Corp., Special Class A (b)....................      30,000     1,222,500
Time Warner, Inc......................................      20,000     1,518,200
                                                                    ------------
                                                                       2,740,700
                                                                    ------------
FOOD AND BEVERAGES (3.3%)
Anheuser Busch Co., Inc...............................      30,000     1,372,500
Coca Cola Co..........................................      40,000     2,415,000
McDonald's Corp.......................................      35,000     1,085,000

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
LARGE CAP EQUITY FUND                                           OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS, CONTINUED:
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
PepsiCo, Inc..........................................      45,000  $  2,179,688
                                                                    ------------
                                                                       7,052,188
                                                                    ------------
HEALTH CARE (12.6%)
American Home Products Corp...........................      30,000     1,905,000
Amgen, Inc. (b).......................................      30,000     1,738,125
Biogen, Inc. (b)......................................      20,000     1,203,750
Bristol-Myers Squibb Co...............................      35,000     2,132,813
Cardinal Health, Inc..................................      15,000     1,421,250
Guidant Corp. (b).....................................      20,000     1,058,750
Johnson & Johnson.....................................      35,000     3,224,375
Medtronic, Inc........................................      25,000     1,357,813
Merck & Co., Inc......................................      47,500     4,272,031
Pfizer, Inc...........................................     110,000     4,750,624
Pharmacia Corp........................................      25,000     1,375,000
Schering-Plough Corp..................................      25,000     1,292,188
Watson Pharmaceuticals, Inc. (b)......................      20,000     1,251,250
                                                                    ------------
                                                                      26,982,969
                                                                    ------------
INSURANCE (2.9%)
AFLAC, Inc............................................      20,000     1,461,250
American International Group..........................      48,000     4,704,000
                                                                    ------------
                                                                       6,165,250
                                                                    ------------
MACHINERY & EQUIPMENT (0.2%)
Caterpillar, Inc......................................      15,000       525,938
                                                                    ------------
MEDIA (0.5%)
Dow Jones & Co., Inc..................................      10,000       588,750
Gannett Co., Inc......................................      10,000       580,000
                                                                    ------------
                                                                       1,168,750
                                                                    ------------
METALS (0.5%)
Alcoa, Inc............................................      26,000       745,875
Nucor Corp............................................      10,000       346,875
                                                                    ------------
                                                                       1,092,750
                                                                    ------------
PAPER PRODUCTS (0.4%)
Fort James Corp.......................................      10,000       329,375
International Paper Co................................      15,000       549,375
                                                                    ------------
                                                                         878,750
                                                                    ------------
RETAIL (5.9%)
CVS Corp..............................................      20,000     1,058,750
Home Depot, Inc.......................................      32,500     1,397,500
Lowes Co..............................................      20,000       913,750
RadioShack Corp.......................................      20,000     1,192,500
Safeway, Inc. (b).....................................      20,000     1,093,750
Target Corp...........................................      30,000       828,750
Wal-Mart Stores, Inc..................................      90,000     4,083,750
Walgreen Co...........................................      45,000     2,053,125
                                                                    ------------
                                                                      12,621,875
                                                                    ------------
TELECOMMUNICATIONS (6.6%)
AT&T Corp.............................................      25,000       579,688
Global Crossing Ltd. (b)..............................      50,000     1,181,250
Motorola, Inc.........................................      40,000       997,500
COMMON STOCKS, CONTINUED:
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
Qwest Communications International, Inc. (b)..........      50,000  $  2,431,250
SBC Communications, Inc...............................      75,000     4,326,562
Sprint Corp...........................................      25,000       637,500
Sprint Corp. (PCS Group) (b)..........................      30,000     1,143,750
Verizon Communications................................      15,000       867,188
WorldCom, Inc. (b)....................................      80,000     1,900,000
                                                                    ------------
                                                                      14,064,688
                                                                    ------------
TELECOMMUNICATIONS-EQUIPMENT (2.0%)
Nortel Networks Corp..................................      65,000     2,957,500
Tellabs, Inc. (b).....................................      25,000     1,248,438
                                                                    ------------
                                                                       4,205,938
                                                                    ------------
TRANSPORTATION & SHIPPING (0.1%)
Burlington Northern Santa Fe Corp.....................      10,000       265,625
                                                                    ------------
UTILITIES (1.3%)
AES Corp. (b).........................................      30,000     1,695,000
Southern Co...........................................      35,000     1,028,126
                                                                    ------------
                                                                       2,723,126
                                                                    ------------
TOTAL COMMON STOCKS (Cost $179,988,786)                              209,370,557
                                                                    ------------
INVESTMENT COMPANIES (2.3%)
--------------------------------------------------------------------------------
Goldman Sachs Financial Square Prime Money Market
  Fund................................................   2,427,270     2,427,270
Provident Institutional Temporary Investment Fund.....   2,427,270     2,427,270
                                                                    ------------
TOTAL INVESTMENT COMPANIES
  (Cost $4,854,540)...............................................     4,854,540
                                                                    ------------
TOTAL INVESTMENTS
  (Cost $184,843,326) (a) (100.3%)................................   214,225,109
Liabilities in excess of other assets (0.3%)......................      (709,108)
                                                                    ------------
NET ASSETS (100.0%)...............................................  $213,516,001
                                                                    ============

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...         $48,090,479
Unrealized depreciation...         (18,708,696)
                                   -----------
Net unrealized
  appreciation............         $29,381,783
                                   ===========

(b)  Represents non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $184,843,326)...............            $214,225,109
Dividends receivable....................................                 118,497
Receivable for capital shares issued....................                   5,274
Prepaid expenses........................................                   6,784
                                                                    ------------
  TOTAL ASSETS..........................................             214,355,664
LIABILITIES:
Payable for investments purchased.......................  $776,088
Payable for capital shares redeemed.....................     2,034
Accrued expenses and other payables:
  Investment advisory fees..............................    23,828
  Administration fees...................................     5,106
  Distribution fees.....................................     9,807
  Other.................................................    22,800
                                                          --------
Total Liabilities.......................................                 839,663
                                                                    ------------
NET ASSETS:
Capital.................................................             171,848,364
Accumulated undistributed (dividends in excess of) net
  investment income (loss)..............................                (129,664)
Accumulated net realized gain from investment
  transactions..........................................              12,415,518
Net unrealized appreciation from investments............              29,381,783
                                                                    ------------
NET ASSETS..............................................            $213,516,001
                                                                    ============
Class A
  Net Assets............................................            $ 17,943,025
  Shares................................................               1,213,008
  Redemption price per share............................            $      14.79
                                                                    ============
  Maximum Sales Charge--Class A.........................                    4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge) of net asset
    value adjusted to the nearest cent).................            $      15.49
                                                                    ============
Class B
  Net Assets............................................            $  7,167,559
  Shares................................................                 493,905
  Offering price per share*.............................            $      14.51
                                                                    ============
Class C
  Net Assets............................................            $188,405,417
  Shares................................................              12,706,681
  Offering and redemption price per share...............            $      14.83
                                                                    ============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Dividend income.........................................            $  1,024,997
                                                                    ------------
  TOTAL INCOME..........................................               1,024,997
EXPENSES:
Investment advisory fees................................  $769,693
Administration fees.....................................   164,934
Distribution fees--Class A..............................    48,098
Distribution fees--Class B..............................    38,390
Custodian fees..........................................    27,490
Fund accounting fees....................................    35,852
Transfer agent fees.....................................    39,118
Other...................................................    47,587
                                                          --------
  Total expenses before voluntary fee reductions........               1,171,162
  Expenses voluntarily reduced..........................                 (24,049)
                                                                    ------------
  Net Expenses..........................................               1,147,113
                                                                    ------------
NET INVESTMENT LOSS.....................................                (122,116)
                                                                    ------------
REALIZED/UNREALIZED LOSS FROM
INVESTMENTS:
Net realized loss from investment transactions..........              (1,016,826)
Change in unrealized depreciation from investments......              (9,973,123)
                                                                    ------------
Net realized/unrealized loss from investments...........             (10,989,949)
                                                                    ------------
Change in net assets resulting from operations..........            $(11,112,065)
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX     FOR THE
                                                    MONTHS ENDED   YEAR ENDED
                                                    OCTOBER 31,    APRIL 30,
                                                        2000          2000
                                                    ------------  ------------
                                                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)....................  $   (122,116) $     62,592
  Net realized gains (losses) from investment
    transactions..................................    (1,016,826)   19,408,209
  Change in unrealized appreciation (depreciation)
    from investments..............................    (9,973,123)    7,584,907
                                                    ------------  ------------
Change in net assets resulting from operations....   (11,112,065)   27,055,708
                                                    ------------  ------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income......................            --        (1,740)
  In excess of net investment income..............            --        (2,818)
  From net realized gains from investment
    transactions..................................            --      (274,175)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from investment
    transactions..................................            --      (116,388)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income......................        (7,548)      (81,818)
  In excess of net investment income..............            --      (132,509)
  From net realized gains from investment
    transactions..................................            --    (3,024,952)
                                                    ------------  ------------
Change in net assets from shareholder dividends...        (7,548)   (3,634,400)
                                                    ------------  ------------
Change in net assets from capital transactions....     3,731,429    51,153,334
                                                    ------------  ------------
Change in net assets..............................    (7,388,184)   74,574,642
NET ASSETS:
Beginning of period...............................   220,904,185   146,329,543
                                                    ------------  ------------
End of period.....................................  $213,516,001  $220,904,185
                                                    ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
  FINANCIAL HIGHLIGHTS, CLASS A

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE      FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED  PERIOD ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,    APRIL 30,
                                                   2000           2000          1999          1998       1997 (A)
                                               ------------    ----------    ----------    ----------  ------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $ 15.56        $ 13.81        $12.60        $10.91       $10.00
                                                 -------        -------        ------        ------       ------
Investment Activities
  Net investment income (loss)...............      (0.02)         (0.02)         0.10          0.26         0.14
  Net realized and unrealized gains from
    investments..............................      (0.75)          2.03          2.19          2.90         0.93
                                                 -------        -------        ------        ------       ------
  Total from Investment Activities...........      (0.77)          2.01          2.29          3.16         1.07
                                                 -------        -------        ------        ------       ------
Dividends
  Net investment income......................         --             --         (0.10)        (0.26)       (0.14)
  In excess of net investment income.........         --          (0.01)           --            --           --
  Net realized gains.........................         --          (0.25)        (0.98)        (1.21)       (0.02)
                                                 -------        -------        ------        ------       ------
  Total Dividends............................         --          (0.26)        (1.08)        (1.47)       (0.16)
                                                 -------        -------        ------        ------       ------
Net Asset Value, End of Period...............    $ 14.79        $ 15.56        $13.81        $12.60       $10.91
                                                 =======        =======        ======        ======       ======
TOTAL RETURN (EXCLUDES SALES CHARGE).........      (4.95%)(c)     14.63%        19.58%        30.36%       10.69%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............    $17,943        $19,044        $2,335        $1,490       $  338
Ratio of expenses to average net assets......       1.24%(b)       1.25%         1.14%         0.90%        0.99%(b)
Ratio of net investment income (loss) to
  average net assets.........................      (0.31%)(b)     (0.22%)        0.72%         2.05%        2.15%(b)
Ratio of expenses to average net assets*.....       1.49%(b)       1.50%         1.51%         1.55%        1.65%(b)
Portfolio turnover rate**....................         19%            63%          114%           39%          24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                               FOR THE SIX       FOR THE        FOR THE        FOR THE        FOR THE
                                               MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                               OCTOBER 31,      APRIL 30,      APRIL 30,      APRIL 30,      APRIL 30,
                                                   2000           2000           1999           1998          1997 (A)
                                               ------------    -----------    -----------    -----------    ------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........     $15.32         $13.70         $12.55         $10.88          $10.00
                                                  ------         ------         ------         ------          ------
Investment Activities
  Net investment income (loss)...............      (0.08)         (0.11)         (0.01)          0.17            0.11
  Net realized and unrealized gains from
    investments..............................      (0.73)          1.98           2.20           2.88            0.90
                                                  ------         ------         ------         ------          ------
  Total from Investment Activities...........      (0.81)          1.87           2.19           3.05            1.01
                                                  ------         ------         ------         ------          ------
Dividends
  Net investment income......................         --             --          (0.06)         (0.17)          (0.11)
  Net realized gains.........................         --          (0.25)         (0.98)         (1.21)          (0.02)
                                                  ------         ------         ------         ------          ------
  Total Dividends............................         --          (0.25)         (1.04)         (1.38)          (0.13)
                                                  ------         ------         ------         ------          ------
Net Asset Value, End of Period...............     $14.51         $15.32         $13.70         $12.55          $10.88
                                                  ======         ======         ======         ======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)....      (5.29%)(c)     13.72%         18.76%         29.39%          10.15%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............     $7,168         $7,703         $4,138         $2,182          $  427
Ratio of expenses to average net assets......       1.99%(b)       2.00%          1.90%          1.64%           1.71%(b)
Ratio of net investment income (loss) to
  average net assets.........................      (1.06%)(b)     (0.94%)        (0.09%)         1.30%           1.52%(b)
Ratio of expenses to average net assets*.....         (d)            (d)          2.01%          2.05%           2.12%(b)
Portfolio turnover rate**....................         19%            63%           114%            39%             24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

  FINANCIAL HIGHLIGHTS, CLASS C

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE        FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,      APRIL 30,
                                                   2000           2000          1999          1998         1997 (A)
                                               ------------    ----------    ----------    ----------    ------------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $  15.57       $  13.80      $  12.58      $ 10.89        $ 10.00
                                                 --------       --------      --------      -------        -------
Investment Activities
  Net investment income......................          --           0.01          0.12         0.29           0.15
  Net realized and unrealized gains from
    investments..............................       (0.74)          2.03          2.21         2.89           0.91
                                                 --------       --------      --------      -------        -------
  Total from Investment Activities...........       (0.74)          2.04          2.33         3.18           1.06
                                                 --------       --------      --------      -------        -------
Dividends
  Net investment income......................          (e)         (0.01)        (0.13)       (0.28)         (0.15)
  In excess of net investment income.........          --          (0.01)           --           --             --
  Net realized gains.........................          --          (0.25)        (0.98)       (1.21)         (0.02)
                                                 --------       --------      --------      -------        -------
  Total Dividends............................          --          (0.27)        (1.11)       (1.49)         (0.17)
                                                 --------       --------      --------      -------        -------
Net Asset Value, End of Period...............    $  14.83       $  15.57      $  13.80      $ 12.58        $ 10.89
                                                 ========       ========      ========      =======        =======
TOTAL RETURN.................................       (4.75%)(c)     14.88%        19.94%       30.72%         10.65%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............    $188,405       $194,157      $139,857      $65,053        $52,486
Ratio of expenses to average net assets......        0.99%(b)       1.00%         0.92%        0.67%          0.75%(b)
Ratio of net investment income to average net
  assets.....................................       (0.05%)(b)      0.09%         0.82%        2.37%          2.45%(b)
Ratio of expenses to average net assets*.....          (d)            (d)         1.02%        1.08%          1.17%(b)
Portfolio turnover rate**....................          19%            63%          114%          39%            24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(e)  LESS THAN $0.01 PER SHARE.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                             OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS (88.1%)
-------------------------------------------------------------------
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------

AUTO PARTS (1.0%)
Lear Corp. (b)..........................       16,000  $    436,000
SPX Corp. (b)...........................        8,000       989,000
                                                       ------------
                                                          1,425,000
                                                       ------------
BANKING & FINANCIAL SERVICES (8.3%)
Astoria Financial Corp..................       17,000       637,500
Charter One Financial, Inc..............       43,365       994,684
City National Corp......................       18,000       618,750
Compass Bancshares, Inc.................       36,000       654,750
Dime Bancorp, Inc.......................       40,000       977,500
E*Trade Group, Inc. (b).................       35,000       509,688
First Tennessee National Corp...........       27,000       621,000
Greenpoint Financial Corp...............       25,000       743,750
Marshall & Ilsley Corp..................       25,000     1,132,812
Mercantile Bankshares Corp..............       22,000       827,750
North Fork Bancorp, Inc.................       29,000       585,438
Provident Financial Group, Inc..........       14,000       423,500
Sovereign Bancorp, Inc..................       50,000       415,625
TCF Financial Corp......................       29,000     1,172,687
Wells Fargo & Co........................       14,910       690,519
Wilmington Trust Corp...................       14,000       736,750
Zions Bancorp...........................       13,000       746,688
                                                       ------------
                                                         12,489,391
                                                       ------------
BUILDING & CONSTRUCTION (0.3%)
Clayton Homes, Inc......................       50,000       459,375
                                                       ------------
BUILDING PRODUCTS (1.6%)
American Standard Cos., Inc. (b)........       18,000       825,750
Martin Marietta Materials, Inc..........       18,000       691,200
Southdown, Inc..........................       13,000       921,375
                                                       ------------
                                                          2,438,325
                                                       ------------
BUSINESS EQUIPMENT & SERVICES (1.2%)
Comdisco, Inc...........................       25,500       313,969
Manpower, Inc...........................       19,000       661,437
Robert Half International, Inc. (b).....       25,000       762,499
                                                       ------------
                                                          1,737,905
                                                       ------------
CHEMICALS (1.4%)
Cabot Corp. (b).........................       20,000       440,000
Cabot Microelectronics Corp. (b)........        5,609       247,869
Cytec Industries, Inc. (b)..............       20,000       692,500
Ferro Corp..............................       15,000       307,500
Olin Corp...............................       25,000       443,750
                                                       ------------
                                                          2,131,619
                                                       ------------
COMMERCIAL SERVICES (1.5%)
ACNielsen Corp. (b).....................       18,000       430,875
Concord EFS, Inc. (b)...................       35,000     1,445,938
Quanta Services, Inc. (b)...............       10,000       310,625
                                                       ------------
                                                          2,187,438
                                                       ------------
COMPUTER INDUSTRY (9.8%)
3Com Corp. (b)..........................       50,000       887,500
COMMON STOCKS, CONTINUED:
-------------------------------------------------------------------
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
Comverse Technology, Inc. (b)...........       14,000  $  1,564,500
Electronic Arts, Inc. (b)...............       30,000     1,500,000
Fiserv, Inc. (b)........................       22,500     1,179,844
InFocus Corp. (b).......................       11,000       486,063
Intuit, Inc. (b)........................       28,000     1,720,249
Macromedia, Inc. (b)....................       15,000     1,155,938
NVIDIA Corp. (b)........................       16,000       994,250
QLogic Corp. (b)........................       15,000     1,451,250
Rational Software Corp. (b).............       34,000     2,029,374
Red Hat, Inc. (b).......................       20,000       250,000
Symantec Corp. (b)......................       10,000       390,625
Synopsys, Inc. (b)......................       17,000       592,875
Wind River Systems, Inc. (b)............       14,000       574,875
                                                       ------------
                                                         14,777,343
                                                       ------------
CONSUMER GOODS AND SERVICES (0.9%)
Fastenal Co.............................       11,000       631,813
Jones Apparel Group, Inc. (b)...........       25,000       695,313
                                                       ------------
                                                          1,327,126
                                                       ------------
DIVERSIFIED OPERATIONS (1.2%)
Montana Power Co........................       20,000       565,000
Teleflex, Inc...........................       15,000       518,438
Viad Corp...............................       31,000       662,625
                                                       ------------
                                                          1,746,063
                                                       ------------
DRUGS (3.0%)
Forest Laboratories, Inc.--
  Class A (b)...........................       18,000     2,385,000
ICN Pharmaceuticals, Inc................       23,000       875,438
Mylan Laboratories, Inc.................       20,000       560,000
Sepracor, Inc. (b)......................       10,000       681,250
                                                       ------------
                                                          4,501,688
                                                       ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (15.3%)
Arrow Electronics, Inc. (b).............       24,000       768,000
Atmel Corp. (b).........................      100,000     1,493,750
Cypress Semiconductor Corp. (b).........       29,000     1,085,688
Integrated Device
  Technology, Inc. (b)..................       30,000     1,689,375
International Rectifier Corp. (b).......       10,000       446,250
Jabil Circuit, Inc. (b).................       28,000     1,597,750
Lattice Semiconductor Corp. (b).........       20,000       583,750
Linear Technology Corp..................       45,000     2,905,312
Micrel, Inc. (b)........................       18,000       814,500
Microchip Technology, Inc. (b)..........       27,000       853,875
Novellus Systems, Inc. (b)..............       18,000       736,875
Polycom, Inc. (b).......................       11,000       715,000
Sanmina Corp. (b).......................       10,000     1,143,125
SCI Systems, Inc. (b)...................       34,000     1,462,000
Semtech Corp. (b).......................       10,000       322,500
Symbol Technologies, Inc................       24,000     1,090,500
Transwitch Corp.........................       10,000       577,500
TriQuint Semiconductor, Inc. (b)........        6,000       229,875
Vishay Intertechnology, Inc. (b)........       35,000     1,050,000
Vitesse Semiconductor Corp. (b).........       30,000     2,098,124

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                             OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS, CONTINUED:
-------------------------------------------------------------------
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
Waters Corp. (b)........................       18,000  $  1,306,125
                                                       ------------
                                                         22,969,874
                                                       ------------
ENERGY (6.6%)
BJ Services Co..........................       13,000       681,688
Calpine Corp. (b).......................       23,000     1,815,562
Devon Energy Corp.......................       12,100       609,840
Diamond Offshore Drilling, Inc..........       12,000       414,750
Murphy Oil Corp.........................       13,000       753,188
Nabors Industries, Inc. (b).............       25,000     1,272,499
Noble Drilling Corp. (b)................       20,000       831,250
Ocean Energy, Inc. (b)..................       40,000       555,000
Questar Corp............................       28,000       757,750
Repsol-YPF SA, ADR......................       30,000       478,125
Smith International, Inc. (b)...........       14,000       987,000
Weatherford International, Inc. (b).....       20,000       730,000
                                                       ------------
                                                          9,886,652
                                                       ------------
ENGINEERING (0.3%)
Jacobs Engineering Group, Inc. (b)......       11,000       455,125
                                                       ------------
FOOD AND BEVERAGES (2.6%)
Flowers Industries, Inc.................       35,000       538,125
Hershey Foods Corp......................       15,000       814,688
Hormel Foods Corp.......................       40,000       672,500
Nabisco Holdings Corp.--Class A.........       23,000     1,243,437
Tyson Foods, Inc........................       22,900       256,194
Whitman Corp............................       30,000       390,000
                                                       ------------
                                                          3,914,944
                                                       ------------
HEALTH CARE (9.2%)
Beckman Coulter, Inc....................       10,000       700,625
Chiron Corp. (b)........................       41,000     1,775,813
DENTSPLY International, Inc.............       20,000       693,750
Express Scripts, Inc.--Class A (b)......        8,000       537,500
Genzyme Corp. (b).......................       10,000       710,000
Gilead Sciences, Inc. (b)...............        6,000       516,000
IDEC Pharmaceuticals Corp. (b)..........        8,000     1,569,000
Incyte Genomics, Inc. (b)...............       10,000       366,250
IVAX Corp. (b)..........................       30,000     1,305,000
Millennium Pharmaceuticals, Inc. (b)..         40,000     2,902,499
Stryker Corp............................       40,000     1,885,000
Sybron International Corp. (b)..........       35,000       866,250
                                                       ------------
                                                         13,827,687
                                                       ------------
HOME FURNISHINGS (0.3%)
Furniture Brands
  International, Inc. (b)...............       23,000       388,125
                                                       ------------
INSURANCE (1.3%)
American Municipal Bond Assurance
  Corp..................................       19,000     1,516,438
Protective Life Corp....................       18,000       416,250
                                                       ------------
                                                          1,932,688
                                                       ------------
LEISURE (0.8%)
International Game Technology...........       13,825       506,341
COMMON STOCKS, CONTINUED:
-------------------------------------------------------------------
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
Park Place Entertainment Corp. (b)......       50,000  $    637,500
                                                       ------------
                                                          1,143,841
                                                       ------------
MEDIA (3.0%)
Belo (A.H.) Corp.--Class A..............       35,000       671,563
Hispanic Broadcasting Corp.--
  Class A (b)...........................       16,000       500,000
Houghton Mifflin Co.....................       10,000       368,125
Media General, Inc.--Class A............       10,000       380,000
Univision Communications, Inc. (b)......       44,000     1,682,999
Washington Post Co......................        1,532       818,280
                                                       ------------
                                                          4,420,967
                                                       ------------
METALS (0.3%)
Carpenter Technology Corp...............       14,000       434,000
                                                       ------------
PAPER PRODUCTS (1.3%)
Bowater, Inc............................       12,000       649,500
Georgia-Pacific Timber Group............       25,000       707,813
Longview Fibre Co.......................       40,000       545,000
                                                       ------------
                                                          1,902,313
                                                       ------------
POLLUTION CONTROL (0.3%)
Donaldson Co., Inc......................       22,000       497,750
                                                       ------------
RESTAURANTS (1.3%)
Starbucks Corp. (b).....................       45,000     2,010,938
                                                       ------------
RETAIL (4.2%)
Abercrombie & Fitch Co.--
  Class A (b)...........................       30,000       706,875
Barnes & Noble, Inc. (b)................       12,000       226,500
BJ's Wholesale Club, Inc. (b)...........       15,000       494,063
CDW Computer Centers, Inc. (b)..........       14,000       902,124
Dollar Tree Stores, Inc. (b)............       33,000     1,291,124
Family Dollar Stores, Inc...............       35,000       680,313
May Department Stores Co................       30,000       787,500
Tiffany & Co............................       20,000       853,750
Williams-Sonoma, Inc. (b)...............       17,000       353,813
                                                       ------------
                                                          6,296,062
                                                       ------------
TELECOMMUNICATIONS (2.1%)
Broadwing, Inc..........................       35,000       988,750
Telephone and Data Systems, Inc.........       20,000     2,110,000
                                                       ------------
                                                          3,098,750
                                                       ------------
TELECOMMUNICATIONS-EQUIPMENT (0.3%)
Powerwave Technologies, Inc. (b)........       10,000       481,250
                                                       ------------
TEXTILES & TOOLS (1.4%)
Cintas Corp.............................       30,000     1,391,250
Shaw Industries, Inc....................       35,000       649,688
                                                       ------------
                                                          2,040,938
                                                       ------------
TRANSPORTATION & SHIPPING (0.4%)
GATX Corp...............................       14,000       588,875
                                                       ------------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                             OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS, CONTINUED:
-------------------------------------------------------------------
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
UTILITIES (6.9%)
American Water Works Co, Inc............       20,000  $    487,500
Energy East Corp........................       35,000       706,563
IDACORP, Inc............................       23,000     1,134,187
IPALCO Enterprise, Inc..................       39,000       875,063
National Fuel Gas Co....................       10,000       536,250
NiSource, Inc...........................       50,000     1,246,874
Northeast Utilities.....................       52,000     1,059,500
OGE Energy Corp.........................       45,000       925,313
Sierra Pacific Resources................       44,000       756,250
St. Joseph Light & Power Co.............       25,000       445,313
TECO Energy, Inc........................       45,000     1,254,374
Vectren Corp. (b).......................        6,665       154,128
Washington Gas Light Co.................       27,000       688,500
                                                       ------------
                                                         10,269,815
                                                       ------------
TOTAL COMMON STOCKS (Cost $105,791,533)..............   131,781,867
                                                       ------------
INVESTMENT COMPANIES (10.4%)
-------------------------------------------------------------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................    7,735,948     7,735,948
Provident Institutional Temporary
  Investment Fund.......................    7,735,948     7,735,948
                                                       ------------
TOTAL INVESTMENT COMPANIES
  (Cost $15,471,896).................................    15,471,896
                                                       ------------
TOTAL INVESTMENTS
  (Cost $121,263,429) (a) (98.5%)....................   147,253,763
Other assets in excess of liabilities (c) (1.5%).....     2,188,700
                                                       ------------
NET ASSETS (100.0%)..................................  $149,442,463
                                                       ============

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.................  $34,237,076
Unrealized depreciation.................   (7,842,742)
                                          -----------
Net unrealized appreciation.............  $26,394,334
                                          ===========

---------

(b)  Represents non-income producing security.
(c)  Includes $600,000 cash held as collateral for futures contracts.

                             NUMBER OF       MARKET       UNREALIZED
                             CONTRACTS       VALUE       APPRECIATION
                            -----------   ------------   -------------
PURCHASED CONTRACT:

S&P Midcap 400 Future
  notional amount
  $10,021,000 expiring
  December 15, 2000.......      40        $10,425,000      $404,000
TOTAL FUTURES.............                $10,425,000      $404,000

ADR -- American Depositary Receipt
SA -- Sociedad Anonimal (Spanish Corporation)

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC
MID CAP EQUITY FUND

(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $121,263,429).............              $147,253,763
Cash..................................................                   600,000
Interest and dividends receivable.....................                   120,161
Receivable for capital shares issued..................                    13,018
Receivable for investments sold.......................                 3,209,455
Receivable for net variation margin on open futures
  contracts...........................................                   215,000
Prepaid expenses......................................                     4,374
                                                                    ------------
  TOTAL ASSETS........................................               151,415,771
LIABILITIES:
Payable for investments purchased.....................  $1,906,230
Payable for capital shares redeemed...................       4,115
Accrued expenses and other payables:
  Investment advisory fees............................      16,484
  Administration fees.................................       3,532
  Distribution fees...................................      21,271
  Other...............................................      21,676
                                                        ----------
  TOTAL LIABILITIES...................................                 1,973,308
                                                                    ------------
NET ASSETS:
Capital...............................................                92,135,143
Accumulated undistributed (dividends in excess of) net
  investment income (loss)............................                   (34,470)
Accumulated net realized gain from investment
  transactions........................................                30,947,456
Net unrealized appreciation from investments and
  futures.............................................                26,394,334
                                                                    ------------
NET ASSETS............................................              $149,442,463
                                                                    ============
Class A
  Net Assets..........................................              $ 31,565,296
  Shares..............................................                 2,051,360
  Redemption price per share..........................              $      15.39
                                                                    ============
  Maximum Sales Charge--Class A.......................                      4.50%
  Maximum Offering Price per share (100%/(100% -
    Maximum Sales Charge) of net asset value adjusted
    to the nearest cent)..............................              $      16.12
                                                                    ============
Class B
  Net Assets..........................................              $ 17,899,956
  Shares..............................................                 1,214,754
  Offering price per share*...........................              $      14.74
                                                                    ============
Class C
  Net Assets..........................................              $ 99,977,211
  Shares..............................................                 6,436,277
  Offering and redemption price per share.............              $      15.53
                                                                    ============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest income..........................................            $    53,729
Dividend income..........................................                860,287
                                                                     -----------
  TOTAL INCOME...........................................                914,016
EXPENSES:
Investment advisory fees.................................  $492,541
Administration fees......................................   105,544
Distribution fees--Class A...............................    79,175
Distribution fees--Class B...............................    88,247
Custodian fees...........................................    17,592
Fund accounting fees.....................................    24,421
Transfer agent fees......................................    57,267
Other....................................................    31,868
                                                           --------
  Total expenses before voluntary fee reductions.........                896,655
  Expenses voluntarily reduced...........................                (39,588)
                                                                     -----------
  Net Expenses...........................................                857,067
                                                                     -----------
NET INVESTMENT INCOME....................................                 56,949
                                                                     -----------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain from investment transactions...........             19,593,536
Change in unrealized depreciation from investments and
  futures................................................             (6,065,553)
                                                                     -----------
Net realized/unrealized gain from investments............             13,527,983
                                                                     -----------
Change in net assets resulting from operations...........            $13,584,932
                                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC
MID CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX     FOR THE
                                                    MONTHS ENDED   YEAR ENDED
                                                    OCTOBER 31,    APRIL 30,
                                                        2000          2000
                                                    ------------  ------------
                                                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)....................  $     56,949  $   (112,570)
  Net realized gains from investment
    transactions..................................    19,593,536    13,802,192
  Change in unrealized appreciation (depreciation)
    from investments and futures..................    (6,065,553)   12,647,952
                                                    ------------  ------------
Change in net assets resulting from operations....    13,584,932    26,337,574
                                                    ------------  ------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income......................       (14,434)           --
  From net realized gains from investment
    transactions..................................            --    (7,307,959)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from investment
    transactions..................................            --    (4,088,244)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income......................       (76,985)           --
  In excess of net investment income..............            --       (18,186)
  From net realized gains from investment
    transactions..................................            --   (18,915,799)
                                                    ------------  ------------
Change in net assets from shareholder dividends...       (91,419)  (30,330,188)
                                                    ------------  ------------
Change in net assets from capital transactions....     3,461,154   (35,719,712)
                                                    ------------  ------------
Change in net assets..............................    16,954,667   (39,712,326)
NET ASSETS:
  Beginning of year...............................   132,487,796   172,200,122
                                                    ------------  ------------
  End of year.....................................  $149,442,463  $132,487,796
                                                    ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
  FINANCIAL HIGHLIGHTS, CLASS A

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $ 14.02        $ 15.33       $ 16.14       $ 15.33        $14.31        $10.70
                                                 -------        -------       -------       -------        ------        ------
Investment Activities
  Net investment income (loss)...............         --          (0.02)         0.03          0.05          0.06          0.03
  Net realized and unrealized gain from
    investments and futures..................       1.38           2.69          1.15          4.92          1.58          3.67
                                                 -------        -------       -------       -------        ------        ------
  Total from Investment Activities...........       1.38           2.67          1.18          4.97          1.64          3.70
                                                 -------        -------       -------       -------        ------        ------
Dividends
  Net investment income......................      (0.01)            --         (0.04)        (0.05)        (0.06)        (0.05)
  Net realized gain..........................         --          (3.98)        (1.95)        (4.11)        (0.56)        (0.04)
                                                 -------        -------       -------       -------        ------        ------
  Total Dividends............................      (0.01)         (3.98)        (1.99)        (4.16)        (0.62)        (0.09)
                                                 -------        -------       -------       -------        ------        ------
Net Asset Value, End of Period...............    $ 15.39        $ 14.02       $ 15.33       $ 16.14        $15.33        $14.31
                                                 =======        =======       =======       =======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE).........       9.82%(a)      21.15%         8.59%        36.55%        11.55%        34.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............    $31,565        $30,374       $14,034       $13,935        $8,501        $5,740
Ratio of expenses to average net assets......       1.29%(b)       1.31%         1.28%         1.23%         1.30%         1.26%
Ratio of net investment income (loss) to
  average net assets.........................       0.01%(b)      (0.17%)        0.20%         0.31%         0.42%         0.27%
Ratio of expenses to average net assets*.....       1.54%(b)       1.56%         1.53%         1.48%         1.55%           (c)
Portfolio turnover rate**....................         30%            61%          142%           49%           67%           46%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

  FINANCIAL HIGHLIGHTS, CLASS B

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $ 13.47        $ 14.97       $ 15.88       $ 15.20        $14.24        $10.69
                                                 -------        -------       -------       -------        ------        ------
Investment Activities
  Net investment income (loss)...............      (0.05)         (0.13)        (0.07)        (0.05)        (0.04)        (0.06)
  Net realized and unrealized gain from
    investments and futures..................       1.32           2.61          1.12          4.84          1.57          3.65
                                                 -------        -------       -------       -------        ------        ------
  Total from Investment Activities...........       1.27           2.48          1.05          4.79          1.53          3.59
                                                 -------        -------       -------       -------        ------        ------
Dividends
  Net investment income (loss)...............         --             --         (0.01)           --         (0.01)           --
  Net realized gain..........................         --          (3.98)        (1.95)        (4.11)        (0.56)        (0.04)
                                                 -------        -------       -------       -------        ------        ------
  Total Dividends............................         --          (3.98)        (1.96)        (4.11)        (0.57)        (0.04)
                                                 -------        -------       -------       -------        ------        ------
Net Asset Value, End of Period...............    $ 14.74        $ 13.47       $ 14.97       $ 15.88        $15.20        $14.24
                                                 =======        =======       =======       =======        ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)....       9.43%(a)      20.31%         7.83%        35.55%        10.78%        33.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............    $17,900        $17,209       $19,269       $18,225        $9,761        $6,194
Ratio of expenses to average net assets......       2.04%(b)       2.06%         2.04%         1.98%         2.05%         2.02%
Ratio of net investment income (loss) to
  average net assets.........................      (0.74%)(b)     (0.90%)       (0.55%)       (0.43%)       (0.33%)       (0.48%)
Portfolio turnover rate**....................         30%            61%          142%           49%           67%           46%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

  FINANCIAL HIGHLIGHTS, CLASS C

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $ 14.14        $ 15.37       $  16.16      $  15.33      $  14.31      $  10.70
                                                 -------        -------       --------      --------      --------      --------
Investment Activities
  Net investment income......................       0.02           0.01           0.07          0.09          0.09          0.07
  Net realized and unrealized gain from
    investments and futures..................       1.38           2.74           1.15          4.94          1.58          3.65
                                                 -------        -------       --------      --------      --------      --------
  Total from Investment Activities...........       1.40           2.75           1.22          5.03          1.67          3.72
                                                 -------        -------       --------      --------      --------      --------
  Dividends
    Net investment income....................      (0.01)            --          (0.06)        (0.09)        (0.09)        (0.07)
    In excess of net investment income.......         --             (c)            --            --            --            --
    Net realized gain........................         --          (3.98)         (1.95)        (4.11)        (0.56)        (0.04)
                                                 -------        -------       --------      --------      --------      --------
    Total Dividends..........................      (0.01)         (3.98)         (2.01)        (4.20)        (0.65)        (0.11)
                                                 -------        -------       --------      --------      --------      --------
    Net Asset Value, End of Period...........    $ 15.53        $ 14.14       $  15.37      $  16.16      $  15.33      $  14.31
                                                 =======        =======       ========      ========      ========      ========
  TOTAL RETURN...............................       9.93%(a)      21.67%          8.93%        36.89%        11.82%        34.97%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets at end of period (000)..........    $99,977        $84,905       $138,897      $179,859      $147,213      $133,714
  Ratio of expenses to average net assets....       1.04%(b)       1.06%          1.03%         1.00%         1.05%         1.04%
  Ratio of net investment income to average
    net assets...............................       0.26%(b)       0.10%          0.46%         0.56%         0.67%         0.55%
  Portfolio turnover rate**..................         30%            61%           142%           49%           67%           46%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  LESS THAN $0.01 PER SHARE.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                           OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS (97.6%)
--------------------------------------------------------------
                                                     MARKET
                                          SHARES      VALUE
                                          -------  -----------

ADVERTISING (3.7%)
Catalina Marketing Corp. (b)............   12,000  $   471,000
Havas Advertising, ADR (b)..............   23,307      374,369
True North Communications, Inc..........   10,000      376,875
                                                   -----------
                                                     1,222,244
                                                   -----------
AIRLINES (0.9%)
SkyWest, Inc............................    6,000      303,000
                                                   -----------
APPAREL (0.2%)
Wolverine World Wide, Inc...............    5,000       54,063
                                                   -----------
AUTO PARTS (0.3%)
Tower Automotive, Inc. (b)..............    9,000       99,000
                                                   -----------
BANKING & FINANCIAL SERVICES (12.5%)
AmeriCredit Corp. (b)...................   15,000      403,124
ChoicePoint, Inc. (b)...................    7,000      358,313
Commerce Bancorp, Inc...................    5,000      302,813
Cullen/Frost Bankers, Inc...............   10,000      333,125
Dain Rauscher Corp......................    3,000      281,438
Downey Financial Corp...................    6,000      286,500
Eaton Vance Corp........................    7,000      348,688
Morgan Keegan, Inc......................   10,000      199,375
National Discount Brokers
  Group, Inc. (b).......................    8,000      389,500
Radian Group, Inc.......................    6,000      425,249
Raymond James Financial, Inc............   12,000      405,749
Southwest Bancorporation of
  Texas, Inc. (b).......................    8,000      292,000
Washington Federal, Inc.................    7,000      156,188
                                                   -----------
                                                     4,182,062
                                                   -----------
BUILDING & CONSTRUCTION (1.5%)
Elcor Corp..............................    8,000      124,500
Florida Rock Industries, Inc............    4,000      155,500
Simpson Manufacturing Co., Inc. (b).....    5,000      213,125
                                                   -----------
                                                       493,125
                                                   -----------
BUSINESS EQUIPMENT & SERVICES (4.9%)
American Management
  Systems, Inc. (b).....................    8,000      173,000
Brady Corp..............................    5,000      155,000
Copart, Inc. (b)........................   10,000      150,625
Insight Enterprises, Inc. (b)...........   10,500      341,250
Jack Henry & Associates, Inc............    8,000      440,000
Pre-Paid Legal Services, Inc. (b).......    8,000      351,000
Profit Recovery Group
  International, Inc. (b)...............    5,000       26,875
                                                   -----------
                                                     1,637,750
                                                   -----------
CHEMICALS (1.5%)
Cambrex Corp............................    7,000      279,563
OM Group, Inc...........................    4,000      185,000
PolyOne Corp............................    4,000       31,500
                                                   -----------
                                                       496,063
                                                   -----------
COMMERCIAL SERVICES (2.9%)
F.Y.I., Inc. (b)........................    3,000      120,375
COMMON STOCKS, CONTINUED:
--------------------------------------------------------------
                                                     MARKET
                                          SHARES      VALUE
                                          -------  -----------
MAXIMUS, Inc. (b).......................    5,000  $   122,813
Plexus Corp. (b)........................    7,000      441,437
StarTek, Inc. (b).......................    2,000       50,875
Tetra Technology, Inc. (b)..............    7,000      243,250
                                                   -----------
                                                       978,750
                                                   -----------
COMPUTER INDUSTRY (6.4%)
BARRA, Inc. (b).........................    5,000      305,625
C-Cube Microsystems, Inc. (b)...........    6,000      117,000
Dendrite International, Inc. (b)........    5,000      108,750
FileNet Corp. (b).......................   10,000      266,719
Mercury Computer Systems, Inc. (b)......    4,000      124,000
National Instruments Corp. (b)..........    9,424      439,982
Peregrine Systems, Inc. (b).............   10,000      240,000
RadiSys Corp. (b).......................    5,000      132,500
S3 Inc. (b).............................   10,000       90,313
Verity, Inc. (b)........................    8,000      188,000
Xircom, Inc. (b)........................   10,000      141,250
                                                   -----------
                                                     2,154,139
                                                   -----------
CONSUMER GOODS AND SERVICES (0.9%)
Salton, Inc. (b)........................    5,000      114,375
Tredegar Corp...........................   10,000      190,625
                                                   -----------
                                                       305,000
                                                   -----------
DISTRIBUTION/WHOLESALE (0.3%)
Hughes Supply, Inc......................    5,000       93,750
                                                   -----------
ELECTRONIC COMPONENTS/INSTRUMENTS (10.6%)
Actel Corp. (b).........................    3,000      109,875
Alpha Industries, Inc. (b)..............    7,000      279,125
Black Box Corp. (b).....................    4,500      296,438
Dallas Semiconductor Corp...............   10,000      396,250
Electro Scientific
  Industries, Inc. (b)..................    7,000      244,563
Harman International
  Industries, Inc.......................   10,000      479,999
KEMET Corp. (b).........................   14,000      390,250
Kulicke and Soffa
  Industries, Inc. (b)..................   25,000      367,188
Photronics, Inc. (b)....................   10,000      225,625
Technitrol, Inc.........................    3,000      332,625
Vicor Corp. (b).........................    8,000      431,999
                                                   -----------
                                                     3,553,937
                                                   -----------
ENERGY (6.1 %)
Atwood Oceanics, Inc. (b)...............    4,000      134,250
Barrett Resources Corp. (b).............    7,000      254,625
Cross Timbers Oil Co....................   15,000      282,188
Newfield Exploration Co. (b)............    8,000      302,000
Pogo Producing Co.......................   12,000      300,000
Pride International, Inc. (b)...........   10,000      253,125
Stone Energy Corp. (b)..................    3,000      153,600
Vintage Petroleum, Inc..................   17,500      369,688
                                                   -----------
                                                     2,049,475
                                                   -----------
FOOD AND BEVERAGES (2.1%)
Constellation Brands, Inc. (b)..........    5,000      243,750
Hain Celestial Group, Inc. (b)..........    9,000      357,188

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                           OCTOBER 31, 2000
(UNAUDITED)

COMMON STOCKS, CONTINUED:
--------------------------------------------------------------
                                                     MARKET
                                          SHARES      VALUE
                                          -------  -----------
Smithfield Foods, Inc. (b)..............    3,500  $   100,406
                                                   -----------
                                                       701,344
                                                   -----------
HEALTH CARE (17.4%)
Alpharma, Inc...........................    7,000      271,688
Barr Laboratories, Inc. (b).............    4,000      252,500
Bindley Western Industries, Inc.........   10,000      359,375
Bio-Technology General Corp. (b)........   15,000      156,563
Biomatrix, Inc. (b).....................    6,000      114,750
COR Therapeutics, Inc. (b)..............    5,000      282,500
Enzo Biochem, Inc. (b)..................    7,000      269,500
IDEXX Laboratories, Inc. (b)............   12,000      288,000
Medicis Pharmaceutical Corp. (b)........    5,000      368,125
Noven Pharmaceuticals, Inc. (b).........    7,000      311,938
Orthodontic Centers of
  America, Inc. (b).....................   12,000      400,499
Patterson Dental Co. (b)................   14,000      438,374
Pharmaceutical Product
  Development, Inc. (b).................    7,500      234,844
PolyMedica, Corp. (b)...................    5,000      287,500
Priority Healthcare Corp. (b)...........    4,500      241,875
Renal Care Group, Inc. (b)..............    9,000      211,500
ResMed, Inc. (b)........................    6,000      153,000
Syncor International Corp. (b)..........    5,000      128,438
Techne Corp. (b)........................    4,000      450,999
Theragenics Corp. (b)...................   15,000       70,313
Universal Health Services, Inc. (b).....    6,000      503,249
                                                   -----------
                                                     5,795,530
                                                   -----------
HOME FURNISHINGS (0.7%)
Ethan Allen Interiors, Inc..............    5,000      146,250
La-Z-Boy, Inc...........................    5,000       78,750
                                                   -----------
                                                       225,000
                                                   -----------
HUMAN RESOURCES (0.4%)
Spherion Corp. (b)......................   10,000      118,750
                                                   -----------
INDUSTRIAL GOODS & SERVICES (1.0%)
Dycom Industries, Inc. (b)..............    9,000      338,625
                                                   -----------
INSURANCE (2.2%)
Arthur J. Gallagher & Co................    7,000      441,875
Hilb, Rogal & Hamilton Co...............    7,000      277,375
                                                   -----------
                                                       719,250
                                                   -----------
LEISURE (1.3%)
Aztar Corp. (b).........................   20,000      302,500
Polaris Industries, Inc.................    4,000      139,000
                                                   -----------
                                                       441,500
                                                   -----------
MACHINERY & EQUIPMENT (2.9%)
Cognex Corp. (b)........................    9,000      301,499
Graco, Inc..............................    5,000      179,688
Helix Technology Corp...................    6,000      167,250
Manitowoc Co., Inc......................    3,000       81,563
Roper Industries, Inc...................    7,000      245,000
                                                   -----------
                                                       975,000
                                                   -----------
COMMON STOCKS, CONTINUED:
--------------------------------------------------------------
                                                     MARKET
                                          SHARES      VALUE
                                          -------  -----------
METALS (1.4%)
Mueller Industries, Inc. (b)............    6,000  $   139,875
Reliance Steel & Aluminum Co............    5,500      130,625
Stillwater Mining Co. (b)...............    7,000      203,000
                                                   -----------
                                                       473,500
                                                   -----------
REAL ESTATE (0.3%)
Ryland Group, Inc.......................    3,000       96,750
                                                   -----------
RESTAURANTS (0.7%)
CEC Entertainment, Inc. (b).............    2,000       63,750
Ruby Tuesday, Inc.......................   13,622      184,748
                                                   -----------
                                                       248,498
                                                   -----------
RETAIL (4.4%)
Fossil, Inc. (b)........................    8,000      104,500
Linens 'n Things, Inc. (b)..............    8,000      246,000
Men's Wearhouse, Inc. (b)...............    8,000      234,000
Regis Corp..............................    8,000      121,000
Timberland Co. (b)......................    8,000      413,000
Zale Corp. (b)..........................   10,000      338,750
                                                   -----------
                                                     1,457,250
                                                   -----------
SEMICONDUCTOR EQUIPMENT (0.4%)
Electroglas, Inc. (b)...................   10,000      140,625
                                                   -----------
TECHNOLOGY (1.4%)
CTS Corp................................    4,500      193,219
Zebra Technologies
  Corp.--Class A (b)....................    6,000      262,875
                                                   -----------
                                                       456,094
                                                   -----------
TELECOMMUNICATIONS-EQUIPMENT (3.7%)
Anixter International, Inc. (b).........   10,000      242,500
Aspect Communications Corp. (b).........    4,000       65,938
C-COR.net Corp. (b).....................   10,000      156,250
DMC Stratex Networks, Inc. (b)..........   12,000      277,500
Inter-Tel, Inc..........................    6,000       69,375
Plantronics, Inc. (b)...................    9,000      410,624
TALK.com, Inc. (b)......................    6,000       18,563
                                                   -----------
                                                     1,240,750
                                                   -----------
TRANSPORTATION & SHIPPING (1.7%)
Expeditors International of
  Washington, Inc.......................    9,300      482,438
USFreightways Corp......................    3,000       77,250
                                                   -----------
                                                       559,688
                                                   -----------
UTILITIES (2.9%)
Energen Corp............................   11,000      314,875
New Jersey Resources Corp...............    4,000      159,750
Northwest Natural Gas Co................    6,000      140,625
NorthWestern Corp.......................    6,000      132,750
Piedmont Natural Gas Co., Inc...........    7,000      213,500
                                                   -----------
                                                       961,500
                                                   -----------
TOTAL COMMON STOCKS (Cost $28,126,944)...........   32,572,013
                                                   -----------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                           OCTOBER 31, 2000
(UNAUDITED)

INVESTMENT COMPANIES (2.4%)
--------------------------------------------------------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................  403,886  $   403,886
Provident Institutional Temporary
  Investment Fund.......................  403,886      403,885
                                                   -----------
TOTAL INVESTMENT COMPANIES
  (Cost $807,771)................................      807,771
                                                   -----------
RIGHTS (0.0%)
Elan Corp. PLC (b)......................    8,000        6,500
                                                   -----------
TOTAL RIGHTS (Cost $0)..................                 6,500
                                                   -----------
TOTAL INVESTMENTS
  (Cost $28,934,715)(a)(100.0%)..................   33,386,284
Liabilities in excess of other assets (0.00%)....       (1,987)
                                                   -----------
NET ASSETS (100.0%)..............................  $33,384,297
                                                   ===========

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...         $ 7,989,193
Unrealized depreciation...          (3,537,624)
                                   -----------
Net unrealized
  appreciation............         $ 4,451,569
                                   ===========

(b) Represents non-income producing security.

ADR -- American Depositary Receipt

PLC -- Public Limited Company

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $28,934,715)...................          $33,386,284
Interest and dividends receivable..........................               10,490
Receivable for capital shares issued.......................                  462
Prepaid expenses...........................................                4,684
                                                                     -----------
  TOTAL ASSETS.............................................           33,401,920
LIABILITIES:
Accrued expenses and other payables:
  Investment advisory fees.................................  $3,662
  Administration fees......................................     785
  Distribution fees........................................   5,123
  Other....................................................   8,053
                                                             ------
  TOTAL LIABILITIES........................................               17,623
                                                                     -----------
NET ASSETS:
Capital....................................................           26,791,422
Accumulated net investment income (loss)...................             (142,972)
Accumulated net realized gain from investment
  transactions.............................................            2,284,278
Net unrealized appreciation from investments...............            4,451,569
                                                                     -----------
NET ASSETS.................................................          $33,384,297
                                                                     ===========
Class A
  Net Assets...............................................          $ 7,088,004
  Shares...................................................              544,579
  Redemption price per share...............................          $     13.02
                                                                     ===========
  Maximum Sales Charge--Class A............................                 4.50%
  Maximum Offering Price
    per share (100%/(100% - Maximum Sales Charge) of net
    asset value adjusted to the nearest cent)..............          $     13.63
                                                                     ===========
Class B
  Net Assets...............................................          $ 4,566,183
  Shares...................................................              361,921
  Offering price per share*................................          $     12.62
                                                                     ===========
Class C
  Net Assets...............................................          $21,730,110
  Shares...................................................            1,658,718
  Offering and redemption price per share..................          $     13.10
                                                                     ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Dividend income...........................................            $   85,554
                                                                      ----------
  TOTAL INCOME............................................                85,554
EXPENSES:
Investment advisory fees..................................  $113,482
Administration fees.......................................    24,318
Distribution fees--Class A................................    17,186
Distribution fees--Class B................................    22,911
Custodian fees............................................     4,053
Fund accounting fees......................................    18,477
Transfer agent fees.......................................    20,505
Other.....................................................    16,187
                                                            --------
  Total expenses before voluntary fee reductions..........               237,119
  Expenses voluntarily reduced............................                (8,593)
                                                                      ----------
  Net Expenses............................................               228,526
                                                                      ----------
NET INVESTMENT LOSS.......................................              (142,972)
                                                                      ----------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized gain from investment transactions............             1,849,285
Change in unrealized depreciation from investments........              (384,734)
                                                                      ----------
Net realized/unrealized gain from investments.............             1,464,551
                                                                      ----------
Change in net assets resulting from operations............            $1,321,579
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX     FOR THE
                                                        MONTHS ENDED  YEAR ENDED
                                                        OCTOBER 31,    APRIL 30,
                                                            2000         2000
                                                        ------------  -----------
                                                        (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment (loss)...............................  $  (142,972)  $  (245,905)
  Net realized gains from investment transactions.....    1,849,285     5,554,171
  Change in unrealized appreciation (depreciation)
    from investments..................................     (384,734)      990,897
                                                        -----------   -----------
Change in net assets resulting from operations........    1,321,579     6,299,163
                                                        -----------   -----------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net realized gains from investment
    transactions......................................           --    (1,142,166)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from investment
    transactions......................................           --      (831,369)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net realized gains from investment
    transactions......................................           --    (3,669,115)
                                                        -----------   -----------
Change in net assets from shareholder dividends.......           --    (5,642,650)
                                                        -----------   -----------
Change in net assets from capital transactions........      (41,514)   (6,763,844)
                                                        -----------   -----------
Change in net assets..................................    1,280,065    (6,107,331)
NET ASSETS:
  Beginning of period.................................   32,104,232    38,211,563
                                                        -----------   -----------
  End of period.......................................  $33,384,297   $32,104,232
                                                        ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGH THE PERIOD INDICATED.
  FINANCIAL HIGHLIGHTS, CLASS A

                                                    FOR THE SIX      FOR THE       FOR THE        FOR THE
                                                    MONTHS ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                    OCTOBER 31,     APRIL 30,     APRIL 30,      APRIL 30,
                                                        2000           2000          1999         1998 (A)
                                                    ------------    ----------    ----------    ------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............     $12.50         $12.69        $14.99         $10.00
                                                       ------         ------        ------         ------
Investment Activities
  Net investment income (loss)....................      (0.06)         (0.09)        (0.06)          0.03
  Net realized and unrealized gains (losses) from
    investments...................................       0.58           2.31         (1.20)          5.87
                                                       ------         ------        ------         ------
  Total from Investment Activities................       0.52           2.22         (1.26)          5.90
                                                       ------         ------        ------         ------
Dividends
  Net investment income...........................         --             --            --          (0.03)
  In excess of net investment income..............         --             --            --          (0.01)
  Net realized gains..............................         --          (2.41)        (1.04)         (0.87)
                                                       ------         ------        ------         ------
  Total Dividends.................................         --          (2.41)        (1.04)         (0.91)
                                                       ------         ------        ------         ------
Net Asset Value, End of Period....................     $13.02         $12.50        $12.69         $14.99
                                                       ======         ======        ======         ======
TOTAL RETURN (EXCLUDES SALES CHARGE)..............       4.16%(c)      19.97%        (8.05%)        60.75%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).................     $7,088         $6,881        $3,046         $3,000
Ratio of expenses to average net assets...........       1.47%(b)       1.46%         1.48%          1.46%(b)
Ratio of net investment income (loss) to average
  net assets......................................      (0.94%)(b)     (0.80%)       (0.43%)         0.09%(b)
Ratio of expenses to average net assets*..........       1.72%(b)       1.71%         1.73%          1.82%(b)
Portfolio turnover rate**.........................         26%           258%          130%            71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                    FOR THE SIX      FOR THE       FOR THE        FOR THE
                                                    MONTHS ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                    OCTOBER 31,     APRIL 30,     APRIL 30,      APRIL 30,
                                                        2000           2000          1999         1998 (A)
                                                    ------------    ----------    ----------    ------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............     $12.17         $12.50        $14.90         $10.00
                                                       ------         ------        ------         ------
Investment Activities
  Net investment (loss)...........................      (0.11)         (0.20)        (0.14)         (0.03)
  Net realized and unrealized gains (losses) from
    investments...................................       0.56           2.28         (1.22)          5.82
                                                       ------         ------        ------         ------
  Total from Investment Activities................       0.45           2.08         (1.36)          5.79
                                                       ------         ------        ------         ------
Dividends
  Net investment income...........................         --             --            --             --
  In excess of net investment income..............         --             --            --          (0.02)
  Net realized gains..............................         --          (2.41)        (1.04)         (0.87)
                                                       ------         ------        ------         ------
  Total Dividends.................................         --          (2.41)        (1.04)         (0.89)
                                                       ------         ------        ------         ------
Net Asset Value, End of Period....................     $12.62         $12.17        $12.50         $14.90
                                                       ======         ======        ======         ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE).........       3.70%(c)      19.09%        (8.79%)        59.50%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).................     $4,566         $4,578        $5,108         $4,938
Ratio of expenses to average net assets...........       2.22%(b)       2.21%         2.23%          2.21%(b)
Ratio of net investment loss to average net
  assets..........................................      (1.69%)(b)     (1.53%)       (1.19%)        (0.66%)(b)
Ratio of expenses to average net assets*..........         (d)            (d)           (d)          2.32%(b)
Portfolio turnover rate**.........................         26%           258%          130%            71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGH THE PERIOD INDICATED.

  FINANCIAL HIGHLIGHTS, CLASS C

                                                    FOR THE SIX      FOR THE       FOR THE        FOR THE
                                                    MONTHS ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                    OCTOBER 31,     APRIL 30,     APRIL 30,      APRIL 30,
                                                        2000           2000          1999         1998 (A)
                                                    ------------    ----------    ----------    ------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period..............    $ 12.57        $ 12.72       $ 14.99        $ 10.00
                                                      -------        -------       -------        -------
Investment Activities
  Net investment income (loss)....................      (0.04)         (0.07)        (0.02)          0.06
  Net realized and unrealized gain (loss) from
    investments...................................       0.57           2.33         (1.21)          5.86
                                                      -------        -------       -------        -------
  Total from Investment Activities................       0.53           2.26         (1.23)          5.92
                                                      -------        -------       -------        -------
Dividends
  Net investment income...........................         --             --            --          (0.06)
  Net realized gain...............................         --          (2.41)        (1.04)         (0.87)
                                                      -------        -------       -------        -------
  Total Dividends.................................         --          (2.41)        (1.04)         (0.93)
                                                      -------        -------       -------        -------
Net Asset Value, End of Period....................    $ 13.10        $ 12.57       $ 12.72        $ 14.99
                                                      =======        =======       =======        =======
TOTAL RETURN......................................       4.22%(c)      20.24%        (7.84%)        60.98%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).................    $21,730        $20,645       $30,057        $31,583
Ratio of expenses to average net assets...........       1.22%(b)       1.21%         1.23%          1.16%(b)
Ratio of net investment income (loss) to average
  net assets......................................      (0.69%)(b)     (0.51%)       (0.19%)         0.46%(b)
Ratio of expenses to average net assets*..........         (d)            (d)           (d)          1.27%(b)
Portfolio turnover rate**.........................         26%           258%          130%            71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT INCOME FUND                                          OCTOBER 31, 2000
(UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS (97.6%)
-----------------------------------------------------------------
                                            SHARES
                                              OR
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------

FEDERAL FARM CREDIT BANK (18.4%)
6.88%, 5/1/02...........................  $8,000,000  $ 8,050,000
                                                      -----------
FEDERAL HOME LOAN BANK (18.4%)
6.75%, 5/1/02...........................   2,000,000    2,008,180
7.25%, 5/15/02..........................   6,000,000    6,067,500
                                                      -----------
                                                        8,075,680
                                                      -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (33.5%)
6.25%, 7/15/04..........................   5,000,000    4,956,250
5.75%, 3/15/09..........................   4,000,000    3,755,000
6.63%, 9/15/09..........................   6,000,000    5,962,500
                                                      -----------
                                                       14,673,750
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (27.3%)
6.25%, 11/15/02.........................   7,000,000    6,976,830
6.50%, 8/15/04..........................   5,000,000    4,998,650
                                                      -----------
                                                       11,975,480
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS.......................................   42,774,910
                                                      -----------

INVESTMENT COMPANIES (0.7%)
-----------------------------------------------------------------
                                            SHARES
                                              OR
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Goldman Financial Square Treasury Short
  Term Money Market Fund................  $  162,213  $   162,213
Provident Institutional Temporary
  Investment Fund.......................     162,213      162,213
                                                      -----------
TOTAL INVESTMENT COMPANIES                                324,426
                                                      -----------
TOTAL INVESTMENTS
  (Cost $42,573,091) (a) (98.3%)....................   43,099,336
Other assets in excess of liabilities (1.7%)........      754,153
                                                      -----------
NET ASSETS -- 100.0%................................  $43,853,489
                                                      ===========

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...           $532,692
Unrealized depreciation...             (6,447)
                                     --------
Net unrealized
  appreciation............           $526,245
                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $42,573,091)..................            $43,099,336
Interest and dividends receivable.........................              1,001,595
Receivable for capital shares issued......................                    498
Prepaid expenses and other assets.........................                  4,034
                                                                      -----------
  TOTAL ASSETS............................................             44,105,463

LIABILITIES:
Dividends payable.........................................  $234,277
Accrued expenses and other payables:
  Investment advisory fees................................     2,182
  Administration fees.....................................     1,091
  Distribution fees.......................................     1,103
  Other...................................................    13,321
                                                            --------
  TOTAL LIABILITIES.......................................                251,974
                                                                      -----------

NET ASSETS:
Capital...................................................             46,193,307
Accumulated net realized loss from investment
  transactions............................................             (2,866,063)
Net unrealized appreciation from investments..............                526,245
                                                                      -----------
NET ASSETS................................................            $43,853,489
                                                                      ===========

Class A
  Net Assets..............................................            $ 4,380,982
  Shares..................................................                445,900
  Redemption price per share..............................            $      9.83
                                                                      ===========
  Maximum Sales Charge--Class A...........................                   2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge) of net asset value
    adjusted to the nearest cent).........................            $     10.11
                                                                      ===========

Class B
  Net Assets..............................................            $   255,861
  Shares..................................................                 26,059
  Offering price per share*...............................            $      9.82
                                                                      ===========

Class C
  Net Assets..............................................            $39,216,646
  Shares..................................................              3,990,943
  Offering and redemption price per share.................            $      9.83
                                                                      ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest income............................................           $1,470,624
Dividend income............................................               53,201
                                                                      ----------
  TOTAL INCOME.............................................            1,523,825

EXPENSES:
Investment advisory fees...................................  $69,551
Administration fees........................................   34,775
Distribution fees--Class A.................................   11,371
Distribution fees--Class B.................................    1,250
Custodian fees.............................................    5,797
Fund accounting fees.......................................   16,488
Transfer agent fees........................................    8,269
Other......................................................   16,492
                                                             -------

  Total expenses before voluntary fee reductions...........              163,993
  Expenses voluntarily reduced.............................               (5,998)
                                                                      ----------
  Net Expenses.............................................              157,995
                                                                      ----------
NET INVESTMENT INCOME......................................            1,365,830

REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss from investment transactions.............           (1,000,762)
Change in unrealized appreciation from investments.........            1,761,840
                                                                      ----------
Net realized/unrealized gain from investments..............              761,078
                                                                      ----------
Change in net assets resulting from operations.............           $2,126,908
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                                     FOR THE SIX     FOR THE
                                                     MONTHS ENDED   YEAR ENDED
                                                     OCTOBER 31,    APRIL 30,
                                                         2000          2000
                                                     ------------  ------------
                                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income............................  $ 1,365,830   $  4,375,443
  Net realized (losses) from investment
    transactions...................................   (1,000,762)    (1,880,926)
  Change in unrealized appreciation (depreciation)
    from investments...............................    1,761,840     (1,253,852)
                                                     -----------   ------------
Change in net assets resulting from operations.....    2,126,908      1,240,665
                                                     -----------   ------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income.......................     (128,689)      (284,053)
  From net realized gains from investment
    transactions...................................           --        (21,476)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income.......................       (6,472)       (10,370)
  From net realized gains from investment
    transactions...................................           --           (836)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income.......................   (1,230,669)    (4,081,020)
  From net realized gains from investment
    transactions...................................           --       (262,670)
                                                     -----------   ------------
Change in net assets from shareholder dividends....   (1,365,830)    (4,660,425)
                                                     -----------   ------------
Change in net assets from capital transactions.....   (5,118,009)   (67,882,138)
                                                     -----------   ------------
Change in net assets...............................   (4,356,931)   (71,301,898)
NET ASSETS:
  Beginning of period..............................   48,210,420    119,512,318
                                                     -----------   ------------
  End of period....................................  $43,853,489   $ 48,210,420
                                                     ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
  FINANCIAL HIGHLIGHTS, CLASS A

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........     $ 9.66         $10.03        $10.19        $ 9.94        $10.01        $ 9.97
                                                  ------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income......................       0.28           0.50          0.50          0.55          0.56          0.57
  Net realized and unrealized gains (losses)
    from investments.........................       0.17          (0.33)         0.04          0.25         (0.07)         0.04
                                                  ------         ------        ------        ------        ------        ------
  Total from Investment Activities...........       0.45           0.17          0.54          0.80          0.49          0.61
                                                  ------         ------        ------        ------        ------        ------
Dividends
  Net investment income......................      (0.28)         (0.50)        (0.50)        (0.55)        (0.56)        (0.57)
  Net realized gains.........................         --          (0.04)        (0.20)           --            --            --
                                                  ------         ------        ------        ------        ------        ------
  Total Dividends............................      (0.28)         (0.54)        (0.70)        (0.55)        (0.56)        (0.57)
                                                  ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period...............     $ 9.83         $ 9.66        $10.03        $10.19        $ 9.94        $10.01
                                                  ======         ======        ======        ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE).........       4.70%(a)       1.73%         5.38%         8.21%         5.07%         6.20%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............     $4,381         $4,493        $  678        $  531        $  481        $  526
Ratio of expenses to average net assets......       0.90%(b)       0.88%         0.84%         0.84%         0.82%         0.85%
Ratio of net investment income to average net
  assets.....................................       5.68%(b)       5.13%         4.85%         5.42%         5.63%         5.61%
Ratio of expenses to average net assets*.....       1.16%(b)       1.13%         1.09%         1.09%         1.07%           (c)
Portfolio turnover rate**....................         87%            60%          104%          121%           26%           34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

  FINANCIAL HIGHLIGHTS, CLASS B

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........     $ 9.66         $10.03        $10.18        $ 9.94        $10.01        $ 9.97
                                                  ------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income......................       0.25           0.45          0.45          0.50          0.50          0.50
  Net realized and unrealized gains (losses)
    from investments.........................       0.16          (0.33)         0.05          0.24         (0.07)         0.04
                                                  ------         ------        ------        ------        ------        ------
  Total from Investment Activities...........       0.41           0.12          0.50          0.74          0.43          0.54
                                                  ------         ------        ------        ------        ------        ------
Dividends
  Net investment income......................      (0.25)         (0.45)        (0.45)        (0.50)        (0.50)        (0.50)
  Net realized gains.........................         --          (0.04)        (0.20)           --            --            --
                                                  ------         ------        ------        ------        ------        ------
  Total Dividends............................      (0.25)         (0.49)        (0.65)        (0.50)        (0.50)        (0.50)
                                                  ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period...............     $ 9.82         $ 9.66        $10.03        $10.18        $ 9.94        $10.01
                                                  ======         ======        ======        ======        ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)....       4.34%(a)       1.23%         4.96%         7.58%         4.46%         5.40%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............     $  256         $  232        $  195        $  131        $  194        $  176
Ratio of expenses to average net assets......       1.41%(b)       1.38%         1.35%         1.36%         1.40%         1.61%
Ratio of net investment income to average net
  assets.....................................       5.19%(b)       4.63%         4.32%         4.93%         5.04%         4.84%
Ratio of expenses to average net assets*.....       1.66%(b)       1.63%         1.60%         1.61%         1.65%           (c)
Portfolio turnover rate**....................         87%            60%          104%          121%           26%           34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

  FINANCIAL HIGHLIGHTS, CLASS C

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $  9.66        $ 10.03       $  10.19      $   9.94      $  10.01      $   9.97
                                                 -------        -------       --------      --------      --------      --------
Investment Activities
  Net investment income......................       0.29           0.53           0.52          0.57          0.59          0.60
  Net realized and unrealized gains (losses)
    from investments.........................       0.17          (0.33)          0.04          0.25         (0.07)         0.04
                                                 -------        -------       --------      --------      --------      --------
  Total from Investment Activities...........       0.46           0.20           0.56          0.82          0.52          0.64
                                                 -------        -------       --------      --------      --------      --------
Dividends
  Net investment income......................      (0.29)         (0.53)         (0.52)        (0.57)        (0.59)        (0.60)
  Net realized gains.........................         --          (0.04)         (0.20)           --            --            --
                                                 -------        -------       --------      --------      --------      --------
  Total Dividends............................      (0.29)         (0.57)         (0.72)        (0.57)        (0.59)        (0.60)
                                                 -------        -------       --------      --------      --------      --------
Net Asset Value, End of Period...............    $  9.83        $  9.66       $  10.03      $  10.19      $   9.94      $  10.01
                                                 =======        =======       ========      ========      ========      ========
TOTAL RETURN.................................       4.83%(a)       1.99%          5.64%         8.48%         5.33%         6.47%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............    $39,217        $43,486       $118,640      $131,068      $119,434      $109,775
Ratio of expenses to average net assets......       0.66%(b)       0.63%          0.59%         0.59%         0.58%         0.61%
Ratio of net investment income to average net
  assets.....................................       5.94%(b)       5.31%          5.11%         5.68%         5.88%         5.88%
Portfolio turnover rate**....................         87%            60%           104%          121%           26%           34%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
QUALITY INCOME FUND                                             OCTOBER 31, 2000
(UNAUDITED)

ASSET BACKED SECURITIES (4.6%)
-----------------------------------------------------------------
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------

BANKING & FINANCIAL SERVICES (4.6%)
American Express Credit Account Master
  Trust, 6.80%, 12/15/03................  $  500,000  $   500,105
CIT RV Trust, Series 1999-A, Class A3,
  5.96%, 4/15/11........................     530,000      522,437
Discover Card Master Trust 1,
  Series 1999-2, Class B, 6.10%,
  10/15/04..............................     750,000      741,202
Fingerhut Master Trust, Series 1998-1,
  Class B, 6.29%, 2/15/02...............     600,000      595,794
Green Tree Recreational, Equipment &
  Consumer Trust, Series 1997-C,
  Class A1, 6.49%, 2/15/18..............     278,507      276,616
The Money Store Equity Trust,
  Class 1996-A, Series A, 7.36%,
  3/15/24...............................     550,000      552,970
WFS Financial Owner Trust,
  Series 1999-B, Class A3, 6.32%,
  10/20/03..............................     500,000      498,000
                                                      -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $3,717,374).................................    3,687,124
                                                      -----------
CORPORATE BONDS (55.5%)
-----------------------------------------------------------------
AIRLINES (2.5%)
American Airlines, Inc., Series 99-1,
  7.02%, 10/15/09.......................   1,000,000      974,655
AMR Corp., 9.13%, 10/24/01..............   1,000,000    1,008,750
                                                      -----------
                                                        1,983,405
                                                      -----------
AUTOMOTIVE (2.4%)
DaimlerChrysler, 6.90%, 9/1/04..........   1,000,000      991,250
Ford Motor Co., 7.45%, 7/16/31..........   1,000,000      923,750
                                                      -----------
                                                        1,915,000
                                                      -----------
BANKING & FINANCIAL SERVICES (17.1%)
American Financial Group, 7.13%,
  4/15/09...............................   1,000,000      876,250
AT&T Capital Corp., MTN, 6.88%,
  1/16/01...............................     500,000      500,000
BankAmerica Corp., 6.38%, 2/15/08.......   1,000,000      936,250
Bear Stearns Co., Inc., 6.15%, 3/2/04...   1,000,000      966,250
Bear Stearns Co., Inc., 7.63%, 12/7/09..   1,000,000      973,750
Capital One Bank Co., 6.65%, 3/15/04....   1,000,000      970,000
First Union Corp, 8.00%, 11/15/02.......     750,000      765,000
GMAC, 8.38%, 2/22/05....................   1,000,000    1,040,000
Heller Financial, Inc., 6.25%, 3/1/01...     500,000      498,750
International Lease Finance Corp., MTN,
  5.78%, 3/1/01.........................     400,000      399,000
Lehman Brothers Holdings, 7.75%,
  1/15/05...............................   1,250,000    1,254,687
Merrill Lynch & Co., 6.38%, 10/15/08....   1,000,000      937,500
PNC Funding Corp., 6.13%, 9/1/03........   1,000,000      972,500
U.S. Bancorp., 8.00%, 7/2/04............   1,000,000    1,026,250
Wachovia Corp., 7.45%, 7/15/05..........   1,000,000    1,012,500
CORPORATE BONDS, CONTINUED:
-----------------------------------------------------------------
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Washington Mutual, Inc., 8.25%,
  10/1/02...............................  $  500,000  $   509,375
                                                      -----------
                                                       13,638,062
                                                      -----------
BUSINESS EQUIPMENT & SERVICES (0.5%)
Comdisco, Inc., 6.13%, 8/1/01...........     500,000      425,625
                                                      -----------
CABLE (1.6%)
Tele-Communications, Inc., 9.65%,
  10/1/03...............................   1,275,000    1,313,250
                                                      -----------
CHEMICALS (1.3%)
E.I. Du Pont de Nemours, 8.25%,
  9/15/06...............................   1,000,000    1,062,204
                                                      -----------
COMMERCIAL SERVICES (1.3%)
Hertz Corp., 7.63%, 8/15/07.............   1,000,000    1,005,000
                                                      -----------
FOREIGN AGENCY (1.3%)
Quebec Province, 7.00%, 1/30/07.........   1,000,000    1,001,250
                                                      -----------
INSURANCE (5.1%)
AIG SunAmerica, MTN, 5.75%, 2/16/09.....   1,000,000      910,775
Conseco, Inc., 6.40%, 6/15/01...........   2,425,000    2,170,375
John Hancock Global, Series 144 A,
  7.90%, 7/2/10.........................   1,000,000    1,025,000
                                                      -----------
                                                        4,106,150
                                                      -----------
MEDIA (1.9%)
Knight-Ridder, Inc., 8.50%, 9/1/01......     500,000      501,250
Time Warner, Inc., 6.10%,
  12/30/01 (b)..........................   1,000,000      985,000
                                                      -----------
                                                        1,486,250
                                                      -----------
OIL/GAS (1.2%)
Conoco, Inc., 5.90%, 4/15/04............   1,000,000      965,000
                                                      -----------
REAL ESTATE (1.2%)
Simon Property Group, Inc.,
  Series MTN, 7.13%, 6/24/05............   1,000,000      971,250
                                                      -----------
RESTAURANTS (0.6%)
Darden Restaurants, Inc., 8.38%,
  9/15/05...............................     500,000      497,500
                                                      -----------
RETAIL (2.5%)
Hasbro, Inc., 7.95%, 3/15/03............   1,000,000    1,001,250
Safeway, Inc., 5.88%, 11/15/01..........     500,000      491,875
Sears Roebuck & Co., MTN, 8.51%,
  12/27/01..............................     500,000      504,375
                                                      -----------
                                                        1,997,500
                                                      -----------
TELECOMMUNICATIONS (4.8%)
AT&T Canada, Inc., 7.65%, 9/15/06.......   1,000,000      978,750
Qwest Capital Funding, 6.25%, 7/15/05...   1,000,000      953,750
Sprint Capital Corp., 6.38%, 5/1/09.....   1,000,000      900,000
WorldCom, Inc., 7.55%, 4/1/04...........   1,000,000    1,007,500
                                                      -----------
                                                        3,840,000
                                                      -----------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
QUALITY INCOME FUND                                             OCTOBER 31, 2000
(UNAUDITED)

CORPORATE BONDS, CONTINUED:
-----------------------------------------------------------------
                                            SHARES
                                              OR
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------

TOBACCO (0.6%)
Philip Morris, 7.25%, 9/15/01...........  $  250,000  $   249,063
Philip Morris, 7.13%, 8/15/02...........     250,000      247,500
                                                      -----------
                                                          496,563
                                                      -----------
TRANSPORTATION & SHIPPING (3.5%)
Atlas Air, Inc., 7.20%, 1/2/19..........     962,873      901,668
Burlington Northern Santa Fe, Series H,
  9.25%, 10/1/06........................   1,000,000    1,090,000
Norfolk Southern Corp., 6.95%, 5/01/02..     810,000      806,963
                                                      -----------
                                                        2,798,631
                                                      -----------
UTILITIES (6.1%)
Dominion Resources, Inc. Series A,
  8.13%, 6/15/10........................   1,000,000    1,032,500
Niagra Mohawk Power Co., 7.75%,
  5/15/06...............................   1,000,000    1,013,750
Tennessee Valley Authorities, Series E,
  6.25%, 12/15/17.......................   3,000,000    2,808,750
                                                      -----------
                                                        4,855,000
                                                      -----------
TOTAL CORPORATE BONDS (Cost $44,800,854)               44,357,640
                                                      -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (42.6%)
-----------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (15.1%)
7.00%, 3/15/10..........................   5,000,000    5,110,250
6.75%, 9/15/29..........................   7,000,000    6,963,880
                                                      -----------
                                                       12,074,130
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (21.3%)
6.75%, 08/15/02.........................   1,500,000    1,507,500
7.13%, 6/15/10..........................   3,000,000    3,097,500
7.00%, 7/1/29, Pool #504712.............      938,35      920,457
7.50%, 10/1/29, Pool #517513............   2,400,107    2,397,851
7.00%, 11/1/29, Pool #444363............     972,038      953,502
8.00%, 3/1/30, Pool #528675.............     951,054      963,237
7.00%, 4/1/30, Pool #531571.............     994,168      975,209
8.00%, 4/1/30, Pool #532020.............     933,990      945,955
7.25%, 5/15/30..........................   5,000,000    5,299,999
                                                      -----------
                                                       17,061,210
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.2%)
Government National Mortgage Assoc.,
  7.00%, 1/1/31.........................   5,000,000    4,926,560
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost
  $33,549,405)......................................   34,061,900
                                                      -----------
INVESTMENT COMPANIES (3.7%)
-----------------------------------------------------------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................   1,493,498    1,493,498
INVESTMENT COMPANIES (3.7%)
-----------------------------------------------------------------
                                            SHARES
                                              OR
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Provident Institutional Temporary
  Investment Fund                         $1,493,498  $ 1,493,498
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $2,986,996).................................    2,986,996
                                                      -----------
TOTAL INVESTMENTS
  (Cost $85,054,629)(a)(106.4%).....................   85,093,660
Liabilities in excess of other assets (6.40%).......   (5,107,052)
                                                      -----------
NET ASSETS (100.00%)................................  $79,986,608
                                                      ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........................  $ 686,814
Unrealized depreciation...........................   (647,783)
                                                    ---------
Net unrealized appreciation.......................  $  39,031
                                                    =========

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.
MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $85,054,629)..............               $85,093,660
Interest and dividends receivable.....................                 1,349,913
Receivable for capital shares issued..................                       190
Receivable for investments sold.......................                 4,964,064
Prepaid expenses and other assets.....................                     3,074
                                                                     -----------
  TOTAL ASSETS........................................                91,410,901
LIABILITIES:
Dividends payable.....................................  $   411,568
Payable for investments purchased.....................   10,909,506
Accrued expenses and other payables:
  Investment advisory fees............................        7,864
  Administration fees.................................        1,966
  Distribution fees...................................          129
  Other...............................................       93,260
                                                        -----------
  TOTAL LIABILITIES...................................                11,424,293
                                                                     -----------
NET ASSETS:
Capital...............................................                79,774,680
Accumulated undistributed net investment income.......                     4,068
Accumulated net realized gain from investment
  transactions........................................                   168,829
Net unrealized appreciation from investments..........                    39,031
                                                                     -----------
NET ASSETS............................................               $79,986,608
                                                                     ===========
Class A
  Net Assets..........................................               $   301,819
  Shares..............................................                    30,838
  Redemption price per share..........................               $      9.79
                                                                     ===========
  Maximum Sales Charge--Class A.......................                      2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales
    Charge) of net asset value
    adjusted to the nearest cent).....................               $     10.07
                                                                     ===========
Class B (a)
  Net Assets..........................................               $    22,943
  Shares..............................................                     2,344
  Offering price per share*...........................               $      9.79
                                                                     ===========
Class C
  Net Assets..........................................               $79,661,846
  Shares..............................................                 8,141,131
  Offering and redemption price per share.............               $      9.79
                                                                     ===========

---------

  *  Redemption price of Class B shares varies bases on length of time held.
(a) For the period from June 12, 2000 (commencement of operations for Class B) to October 31, 2000.

  STATEMENT OF OPERATIONS

                                           FOR THE PERIOD ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest income...........................................            $2,487,820
Dividend income...........................................                76,867
                                                                      ----------
  TOTAL INCOME............................................             2,564,687
EXPENSES:
Investment advisory fees..................................  $215,278
Administration fees.......................................    53,819
Distribution fees--Class A................................     1,027
Distribution fees--Class B................................        81
Custodian fees............................................     8,969
Fund accounting fees......................................    19,395
Transfer agent fees.......................................    12,614
Other.....................................................    21,691
                                                            --------
  Total expenses before voluntary fee reductions..........               332,874
  Expenses voluntarily reduced............................                  (534)
                                                                      ----------
  Net Expenses............................................               332,340
                                                                      ----------
NET INVESTMENT INCOME.....................................             2,232,347
                                                                      ----------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment transactions............               650,354
Change in unrealized appreciation from investments........             1,378,144
                                                                      ----------
Net realized/unrealized gain from investments.............             2,028,498
                                                                      ----------
Change in net assets resulting from operations............            $4,260,845
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE PERIOD    FOR THE
                                              ENDED       PERIOD ENDED
                                           OCTOBER 31,     APRIL 30,
                                             2000 (B)       2000 (A)
                                          --------------  ------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $    2,232,347  $  2,344,960
  Net realized gains (losses) from
    investment transactions.............         650,354      (481,525)
  Change in unrealized appreciation
    (depreciation) from investments.....       1,378,144    (1,339,113)
                                          --------------  ------------
Change in net assets resulting from
  operations............................       4,260,845       524,322
                                          --------------  ------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............         (12,272)       (8,033)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............            (443)           --
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............      (2,219,632)   (2,336,927)
                                          --------------  ------------
Change in net assets from shareholder
  dividends.............................      (2,232,347)   (2,344,960)
                                          --------------  ------------
Change in net assets from capital
  transactions..........................       8,160,069    71,618,679
                                          --------------  ------------
Change in net assets....................      10,188,567    69,798,041
NET ASSETS:
  Beginning of period...................      69,798,041            --
                                          --------------  ------------
  End of period.........................  $   79,986,608  $ 69,798,041
                                          ==============  ============

---------

(a) For the period from May 11, 1999 (commencement of operations for Classes A and C) to April 31, 2000.
(b) For the periods from May 1, 2000 to October 31, 2000 (Classes A and C) and June 12, 2000 (commencement of operations) to October 31, 2000 for
     Class B.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
  FINANCIAL HIGHLIGHTS, CLASS A

                                              FOR THE         FOR THE
                                          SIX MONTHS ENDED  PERIOD ENDED
                                            OCTOBER 31,      APRIL 30,
                                                2000          2000 (A)
                                          ----------------  ------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....       $9.50           $10.00
                                               -----           ------
Investment Activities
  Net investment income.................        0.29             0.50
  Net realized and unrealized gains
    (losses) from investments...........        0.29            (0.50)
                                               -----           ------
  Total from Investment Activities......        0.58               --
                                               -----           ------
Dividends
  Net investment income.................       (0.29)           (0.50)
                                               -----           ------
  Total Dividends.......................       (0.29)           (0.50)
                                               -----           ------
Net Asset Value, End of Period..........       $9.79           $ 9.50
                                               =====           ======
TOTAL RETURN (EXCLUDES SALES CHARGE)....        6.18%(c)         0.03%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).......       $ 302           $  240
Ratio of expenses to average net
  assets................................        1.17%(b)         1.34%(b)
Ratio of net investment income to
  average net assets....................        5.98%(b)         5.50%(b)
Ratio of expenses to average net
  assets*...............................        1.42%(b)         1.59%(b)
Portfolio turnover rate**...............          87%             314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                                    FOR THE PERIOD
                                                        ENDED
                                                     OCTOBER 31,
                                                       2000 (A)
                                                    --------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period..............      $9.55
                                                        -----
Investment Activities
  Net investment income...........................       0.28
  Net realized and unrealized gains from
    investments...................................       0.24
                                                        -----
  Total from Investment Activities................       0.52
                                                        -----
Dividends
  Net investment income...........................      (0.28)
                                                        -----
  Total Dividends.................................      (0.28)
                                                        -----
Net Asset Value, End of Period....................      $9.79
                                                        =====
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE).........       6.12%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).................      $  23
Ratio of expenses to average net assets...........       1.64%(b)
Ratio of net investment income to average net
  assets..........................................       5.43%(b)
Ratio of expenses to average net assets*..........       1.89%(b)
Portfolio turnover rate**.........................         87%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM JUNE 12, 2000 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 2000.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
QUALITY INCOME FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

  FINANCIAL HIGHLIGHTS, CLASS C

                                              FOR THE         FOR THE
                                          SIX MONTHS ENDED  PERIOD ENDED
                                            OCTOBER 31,      APRIL 30,
                                                2000          2000 (A)
                                          ----------------  ------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....      $  9.50         $ 10.00
                                              -------         -------
Investment Activities
  Net investment income.................         0.30            0.52
  Net realized and unrealized gains
    (losses) from investments...........         0.29           (0.50)
                                              -------         -------
  Total from Investment Activities......         0.59            0.02
                                              -------         -------
Dividends
  Net investment income.................        (0.30)          (0.52)
                                              -------         -------
  Total Dividends.......................        (0.30)          (0.52)
                                              -------         -------
  Net Asset Value, End of Period........      $  9.79         $  9.50
                                              =======         =======
TOTAL RETURN............................         6.31%(c)        0.20%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).......      $79,662         $69,558
Ratio of expenses to average net
  assets................................         0.93%(b)        1.09%(b)
Ratio of net investment income to
  average net assets....................         6.24%(b)        5.65%(b)
Ratio of expenses to average net
  assets*...............................           (d)           1.11%(b)
Portfolio turnover rate**...............           87%            314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA TAX-FREE BOND FUND                               OCTOBER 31, 2000
(UNAUDITED)

NORTH CAROLINA MUNICIPAL OBLIGATIONS (98.6%)
-----------------------------------------------------------------
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Burlington, North Carolina GO, 5.20%,
  2/1/14, Callable 2/1/10 @ 102, (AMBAC
  Insured)..............................  $  400,000  $   405,364
Cabarrus County GO, 5.30%, 2/1/08,
  Callable 2/1/07 @ 100.5, (MBIA
  Insured)..............................     935,000      970,306
Carteret County GO, 5.40%, 5/1/09,
  Callable 5/1/06 @ 101.5, (MBIA
  Insured)..............................   1,000,000    1,044,460
Catawba County Memorial Hospital Project
  Revenue, 4.40%, 10/1/08, (AMBAC
  Insured)..............................   1,000,000      964,110
Centennial Authority North Carolina
  Hotel Tax Revenue, Arena Project,
  4.65%, 9/1/06, (FSA Insured)..........   1,000,000    1,003,240
Charlotte Mecklenberg Hospital Authority
  GO, 6.00%, 1/1/04, Callable 1/1/02 @
  102...................................     620,000      641,142
Charlotte Mecklenberg Hospital Authority
  GO, 4.90%, 1/15/10, Callable 1/15/07
  @ 102.................................   1,000,000      990,800
Charlotte, North Carolina GO, 4.75%,
  2/1/10, Callable 2/1/08 @ 101.........     435,000      436,101
Cleveland County UTGO, Refunding, 5.10%,
  6/1/07, Callable 6/1/03 @ 102, (FGIC
  Insured)..............................   1,400,000    1,438,122
Concord North Carolina Utilities Systems
  RB, 6.00%, 12/1/10, Callable 12/1/02 @
  102, Sinkable 12/1/06 @ 100, (MBIA
  Insured)..............................   1,630,000    1,712,249
Craven County GO, 5.40%, 6/1/02, (MBIA
  Insured)..............................   1,000,000    1,015,780
Cumberland County Civic Center Project
  CP, Series A, 6.20%, 12/1/07, Callable
  12/1/04 @ 102, (AMBAC Insured)........   1,535,000    1,658,367
Cumberland County Hospital Facility RB,
  Refunding, 5.25%, 10/1/10, Callable
  10/1/09 @ 101.........................     500,000      488,095
Dare County CP, Series A, 4.50%, 5/1/04,
  (MBIA Insured)........................   1,000,000    1,000,480
Durham County GO, 5.75%, 2/1/07,
  Callable 2/1/02 @ 102.................     880,000      909,093
Durham, North Carolina GO, 5.40%,
  3/1/13, Callable 3/1/10 @ 101.5.......     500,000      518,630
Fayetteville Public Works Commission
  Revenue, Series A, 5.25%, 3/1/08,
  Callable 3/1/05 @ 102, (AMBAC
  Insured)..............................   1,280,000    1,317,734
Gaston County Public Facilities Project
  CP, 4.75%, 12/1/05, (MBIA Insured)....   1,000,000    1,009,630
Gaston County UTGO, 5.70%, 3/1/05,
  Callable 3/1/04 @ 100.5, (MBIA
  Insured)..............................     500,000      520,425
Housing Finance Agency Revenue, 4.40%,
  9/1/03, AMT...........................     400,000      397,476
Housing Finance Agency, Series 4A,
  4.45%, 1/1/07, AMT....................     250,000      245,310
NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
-----------------------------------------------------------------
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Housing Finance Agency, Series 4A,
  4.45%, 7/1/07, AMT....................  $  250,000  $   244,988
Housing Finance Agency, Series A1,
  Refunding, 4.65%, 1/1/04..............     500,000      500,905
Housing Finance Agency, Series A1,
  Refunding, 4.75%, 1/1/05..............     500,000      502,030
Iredell County, 4.75%, 2/1/12, Callable
  2/1/07 @ 102..........................     500,000      485,665
Iredell County Memorial Hospital
  Revenue, 5.10%, 10/1/11, Callable
  10/1/07 @ 101, (AMBAC Insured)........   1,000,000    1,011,740
Moore Medical Care Community Hospital
  Revenue, 5.20%, 10/1/13, Callable
  10/1/03 @ 102.........................     300,000      298,176
New Hanover County Medical Center
  Project Revenue, 4.25%, 10/1/10,
  Callable 10/1/09 @ 101, (MBIA
  Insured)..............................     500,000      463,870
North Carolina Medical Care Community
  Health Care RB, 4.75%, 10/1/05........     500,000      499,220
North Carolina Medical Care Community
  Hospital, 5.75%, 6/1/13, Callable
  6/1/09 @ 102..........................     525,000      522,879
North Carolina Municipal Power Agency
  #1, Catawba Electric Revenue,
  Refunding, 5.25%, 1/1/09, (MBIA
  Insured)..............................   1,500,000    1,546,590
Onslow County UTGO, 5.60%, 3/1/05.......   1,000,000    1,042,600
Pitt County Memorial Hospital Revenue,
  5.38%, 12/1/10, Callable 12/1/05
  @ 102.................................   1,000,000    1,036,870
Pitt County Public Facilities CP,
  Series A, 5.35%, 4/1/07, (MBIA
  Insured)..............................     625,000      649,888
Raleigh UTGO, Refunding, 6.40%,
  3/1/02................................   1,250,000    1,264,675
Union County Enterprise System Water
  Utility Improvement Revenue, 5.35%,
  6/1/09, Callable 6/1/06 @ 102, (MBIA
  Insured)..............................     500,000      520,350
University of North Carolina, Utility
  System RB, Refunding, 5.00%, 8/1/09,
  Callable 8/1/02 @ 102.................   1,460,000    1,474,542
Wake Forest University Education
  Facility, 5.00%, 11/1/12, Callable
  11/1/07 @ 102, Sinkable 11/1/09
  @ 100.................................     500,000      501,980
Wilkes County UTGO, Refunding, 5.20%,
  6/1/05, Callable 6/1/03 @ 101.........   1,275,000    1,306,760
Winston Salem CP, Series A, 5.30%,
  6/1/09, Callable 6/1/06 @ 102,
  Sinkable 6/1/08 @ 100.................   1,000,000    1,035,600
Winston Salem State University Revenue,
  Refunding, 4.75%, 1/1/10, Callable
  1/1/09 @ 101, (MBIA Insured)..........     500,000      496,705

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA TAX-FREE BOND FUND                               OCTOBER 31, 2000
(UNAUDITED)

NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
-----------------------------------------------------------------
                                            SHARES
                                              OR
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
Winston Salem State University Revenue,
  Refunding, 4.85%, 1/1/11, Callable
  1/1/09 @ 101, (MBIA Insured)            $  500,000  $   495,890
WINSTON SALEM WATER & SEWER SYSTEM RB,
  6.30%, 6/1/06, PREREFUNDED 6/1/02
  @ 102                                    1,000,000    1,047,450
                                                      -----------
TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS (Cost
  $35,079,419)......................................   35,636,287
                                                      -----------
INVESTMENT COMPANIES (0.2%)
-----------------------------------------------------------------
Institutional Liquid Assets Tax-Free
  Money Market Fund.....................      33,860       33,860
PNC Investment Money Market Fund........      33,860       33,860
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $67,720)....................................       67,720
                                                      -----------
TOTAL INVESTMENTS
  (Cost $35,147,139) (a) (98.8%)....................   35,704,007
Other assets in excess of liabilities (1.2%)........      429,035
                                                      -----------
NET ASSETS (100.00%)................................  $36,133,042
                                                      ===========

---------

(a) Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...          $ 697,725
Unrealized depreciation...           (140,857)
                                    ---------
Net unrealized
  appreciation............          $ 556,868
                                    =========

AMBAC -- American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

CP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Corp.

FSA -- Financial Security Assurance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

UTGO -- Unlimited Tax General Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $35,147,139).................            $35,704,007
Interest and dividends receivable........................                563,125
Receivable for capital shares issued.....................                  2,925
Prepaid expenses.........................................                  4,306
                                                                     -----------
  TOTAL ASSETS...........................................             36,274,363

LIABILITIES:
Dividends payable........................................  $127,133
Accrued expenses and other payables:
  Investment advisory fees...............................     2,089
  Administration fees....................................       776
  Distribution fees......................................     1,203
  Other..................................................    10,120
                                                           --------
  TOTAL LIABILITIES......................................                141,321
                                                                     -----------
NET ASSETS:
Capital..................................................             35,660,904
Accumulated undistributed (dividends in excess of) net
  investment income (loss)...............................                (19,969)
Accumulated net realized loss from investment
  transactions...........................................                (64,761)
Net unrealized appreciation from investments.............                556,868
                                                                     -----------
NET ASSETS...............................................            $36,133,042
                                                                     ===========

Class A
  Net Assets.............................................            $ 4,298,808
  Shares.................................................                423,453
  Redemption price per share.............................            $     10.15
                                                                     ===========
  Maximum Sales Charge--Class A..........................                   2.75%
    Maximum Offering Price per share
      (100%/(100% - Maximum Sales
      Charge) of net asset value adjusted to the nearest
      cent)..............................................            $     10.44
                                                                     ===========

Class B
  Net Assets.............................................            $   461,761
  Shares.................................................                 45,466
  Offering price per share*..............................            $     10.16
                                                                     ===========

Class C
  Net Assets.............................................            $31,372,473
  Shares.................................................              3,090,327
  Offering and redemption price per share................            $     10.15
                                                                     ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest income............................................           $  901,367
Dividend income............................................                9,441
                                                                      ----------
  TOTAL INCOME.............................................              910,808

EXPENSES:
Investment advisory fees...................................  $64,608
Administration fees........................................   27,689
Distribution fees--Class A.................................   10,914
Distribution fees--Class B.................................    2,307
Custodian fees.............................................    4,617
Fund accounting fees.......................................   18,505
Transfer agent fees........................................    8,813
Other......................................................   16,144
                                                             -------
  Total expenses before voluntary fee reductions...........              153,597
  Expenses voluntarily reduced.............................               (9,726)
                                                                      ----------
  Net Expenses.............................................              143,871
                                                                      ----------
NET INVESTMENT INCOME......................................              766,937
                                                                      ----------
REALIZED/UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss from investment transactions.............              (17,197)
Change in unrealized appreciation from investments.........              874,460
                                                                      ----------
Net realized/unrealized gain from investments..............              857,263
                                                                      ----------
Change in net assets resulting from operations.............           $1,624,200
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                          FOR THE SIX     FOR THE
                                          MONTHS ENDED  YEAR ENDED
                                          OCTOBER 31,    APRIL 30,
                                              2000         2000
                                          ------------  -----------
                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $    766,937  $ 1,659,610
  Net realized gains (losses) from
    investment transactions.............       (17,197)       5,046
  Change in unrealized appreciation
    (depreciation) from investments.....       874,460   (2,155,715)
                                          ------------  -----------
Change in net assets resulting from
  operations............................     1,624,200     (491,059)
                                          ------------  -----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............       (86,162)    (181,790)
  In excess of net investment income....                     (2,548)
  From net realized gains from
    investment transactions.............            --      (11,939)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income............        (7,943)     (17,741)
  In excess of net investment income....                       (315)
  From net realized gains from
    investment transactions.............            --       (1,248)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income............      (672,832)  (1,460,079)
  In excess of net investment income....            --      (20,843)
  From net realized gains from
    investment transactions.............            --      (86,423)
                                          ------------  -----------
Change in net assets from shareholder
  distributions.........................      (766,937)  (1,782,926)
                                          ------------  -----------
Change in net assets from capital
  transactions..........................    (2,187,525)  (5,221,478)
                                          ------------  -----------
Change in net assets....................    (1,330,262)  (7,495,463)
NET ASSETS:
  Beginning of period...................    37,463,304   44,958,767
                                          ------------  -----------
  End of period.........................  $ 36,133,042  $37,463,304
                                          ============  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
  FINANCIAL HIGHLIGHTS, CLASS A

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........     $ 9.91         $10.45        $10.30        $ 9.98        $10.04        $ 9.98
                                                  ------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income......................       0.20           0.38          0.41          0.43          0.43          0.42
  Net realized and unrealized gains (losses)
    from investments.........................       0.24          (0.51)         0.20          0.32          0.03          0.13
                                                  ------         ------        ------        ------        ------        ------
  Total from Investment Activities...........       0.44          (0.13)         0.61          0.75          0.46          0.55
                                                  ------         ------        ------        ------        ------        ------
Distributions
  Net investment income......................      (0.20)         (0.38)        (0.41)        (0.43)        (0.43)        (0.42)
  In excess of net investment income.........         --          (0.01)           --            --            --            --
  Net realized gains.........................         --          (0.02)        (0.05)           --         (0.09)        (0.07)
                                                  ------         ------        ------        ------        ------        ------
  Total Distributions........................      (0.20)         (0.41)        (0.46)        (0.43)        (0.52)        (0.49)
                                                  ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period...............     $10.15         $ 9.91        $10.45        $10.30        $ 9.98        $10.04
                                                  ======         ======        ======        ======        ======        ======
TOTAL RETURN (EXCLUDES SALES CHARGE).........       4.47%(a)      (1.15%)        5.96%         7.61%         4.71%         5.50%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............     $4,299         $4,554        $4,870        $4,664        $3,823        $3,927
Ratio of expenses to average net assets......       0.99%(b)       0.98%         0.82%         0.69%         0.69%         0.68%
Ratio of net investment income to average net
  assets.....................................       3.96%(b)       3.85%         3.89%         4.19%         4.31%         3.98%
Ratio of expenses to average net assets*.....       1.26%(b)       1.26%         1.26%         1.29%         1.30%         1.04%
Portfolio turnover rate**....................          2%            14%           11%           29%           34%           80%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........     $ 9.92         $10.46        $10.30        $ 9.98        $10.04        $ 9.98
                                                  ------         ------        ------        ------        ------        ------
Investment Activities
  Net investment income......................       0.17           0.33          0.36          0.38          0.37          0.34
  Net realized and unrealized gains (losses)
    from investments.........................       0.24          (0.51)         0.21          0.32          0.03          0.13
                                                  ------         ------        ------        ------        ------        ------
  Total from Investment Activities...........       0.41          (0.18)         0.57          0.70          0.40          0.47
                                                  ------         ------        ------        ------        ------        ------
Distributions
  Net investment income......................      (0.17)         (0.33)        (0.36)        (0.38)        (0.37)        (0.34)
  In excess of net investment income.........         --          (0.01)           --            --            --            --
  Net realized gains.........................         --          (0.02)        (0.05)           --         (0.09)        (0.07)
                                                  ------         ------        ------        ------        ------        ------
  Total Distributions........................      (0.17)         (0.36)        (0.41)        (0.38)        (0.46)        (0.41)
                                                  ------         ------        ------        ------        ------        ------
Net Asset Value, End of Period...............     $10.16         $ 9.92        $10.46        $10.30        $ 9.98        $10.04
                                                  ======         ======        ======        ======        ======        ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)....       4.21%(a)      (1.64%)        5.53%         7.09%         4.11%         4.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............     $  462         $  449        $  570        $  511        $  430        $  393
Ratio of expenses to average net assets......       1.49%(b)       1.48%         1.32%         1.18%         1.27%         1.44%
Ratio of net investment income to average net
  assets.....................................       3.45%(b)       3.34%         3.38%         3.70%         3.73%         3.30%
Ratio of expenses to average net assets*.....       1.77%(b)       1.76%         1.76%         1.78%         1.88%         1.80%
Portfolio turnover rate**....................          2%            14%           11%           29%           34%           80%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

  FINANCIAL HIGHLIGHTS, CLASS C

                                               FOR THE SIX      FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                               MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,     APRIL 30,
                                                   2000           2000          1999          1998          1997          1996
                                               ------------    ----------    ----------    ----------    ----------    ----------
                                               (UNAUDITED)
Net Asset Value, Beginning of Period.........    $  9.91        $ 10.45       $ 10.30       $  9.98       $ 10.04       $  9.98
                                                 -------        -------       -------       -------       -------       -------
Investment Activities
  Net investment income......................       0.21           0.41          0.43          0.46          0.46          0.44
  Net realized and unrealized gains (losses)
    from investments.........................       0.24          (0.51)         0.20          0.32          0.03          0.13
                                                 -------        -------       -------       -------       -------       -------
  Total from Investment Activities...........       0.45          (0.10)         0.63          0.78          0.49          0.57
                                                 -------        -------       -------       -------       -------       -------
Distributions
  Net investment income......................      (0.21)         (0.41)        (0.43)        (0.46)        (0.46)        (0.44)
  In excess of net investment income.........         --          (0.01)           --            --            --            --
  Net realized gains.........................         --          (0.02)        (0.05)           --         (0.09)        (0.07)
                                                 -------        -------       -------       -------       -------       -------
  Total Distributions........................      (0.21)         (0.44)        (0.48)        (0.46)        (0.55)        (0.51)
                                                 -------        -------       -------       -------       -------       -------
Net Asset Value, End of Period...............    $ 10.15        $  9.91       $ 10.45       $ 10.30       $  9.98       $ 10.04
                                                 =======        =======       =======       =======       =======       =======
TOTAL RETURN.................................       4.60%(a)      (0.90%)        6.22%         7.89%         4.97%         5.78%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000)............    $31,372        $32,461       $39,519       $37,456       $32,159       $37,009
Ratio of expenses to average net assets......       0.74%(b)       0.73%         0.56%         0.44%         0.44%         0.44%
Ratio of net investment income to average net
  assets.....................................       4.21%(b)       4.09%         4.15%         4.44%         4.56%         4.32%
Ratio of expenses to average net assets*.....       0.76%(b)       0.76%         0.76%         0.79%         0.80%         0.80%
Portfolio turnover rate**....................          2%            14%           11%           29%           34%           80%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MONEY MARKET FUND                                               OCTOBER 31, 2000
(UNAUDITED)

COMMERCIAL PAPER (60.0%)
------------------------------------------------------------------
                                           SHARES OR
                                           PRINCIPAL    AMORTIZED
                                            AMOUNT        COST
                                          -----------  -----------

AUTOMOTIVE (3.3%)
Daimler Chysler Corp., 6.49%, 11/6/00...  $ 2,000,000  $ 1,998,197
                                                       -----------
BANKING & FINANCIAL SERVICES (22.2%)
American Express Co., 6.48%, 11/15/00...    3,000,000    2,992,440
Ford Motor Credit Corp., 6.48%,
  11/8/00...............................    2,000,000    1,997,480
General Electric Capital Corp., 6.46%,
  11/9/00...............................    1,000,000      998,564
General Motors Acceptance Corp., 6.48%,
  11/9/00...............................    2,500,000    2,496,400
Merrill Lynch & Co., 6.48%, 11/2/00.....    2,000,000    1,999,640
Salomon Smith Barney Holdings Co.,
  6.48%, 11/6/00........................    3,000,000    2,997,301
                                                       -----------
                                                        13,481,825
                                                       -----------
CHEMICALS (4.9%)
E.I. Dupont de Nemours Co., 6.46%,
  11/7/00...............................    3,000,000    2,996,770
                                                       -----------
COMPUTER INDUSTRY (4.9%)
IBM Corp., 6.49%, 11/7/00...............    3,000,000    2,996,755
                                                       -----------
ENERGY (9.9%)
Chevron Corp., 6.45%, 11/10/00..........    3,000,000    2,995,163
Texaco, Inc., 6.47%, 11/3/00............    3,000,000    2,998,921
                                                       -----------
                                                         5,994,084
                                                       -----------
FOOD AND BEVERAGES (9.9%)
Coca Cola Co., 6.45%, 11/8/00...........    3,000,000    2,996,238
Nestle Capital Corp., 6.43%, 11/6/00....    3,000,000    2,997,320
                                                       -----------
                                                         5,993,558
                                                       -----------
TRANSPORTATION & SHIPPING (4.9%)
United Parcel Services, 6.40%,
  11/15/00..............................    3,000,000    2,992,533
                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $36,453,722).................................   36,453,722
                                                       -----------
U.S. GOVERNMENT AGENCY (31.2%)
------------------------------------------------------------------
FEDERAL HOME LOAN BANK (31.2%)
6.45%, 11/1/00..........................   19,000,000   19,000,000
                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY
  (Cost $19,000,000)                                    19,000,000
                                                       -----------
INVESTMENT COMPANIES (9.4%)
------------------------------------------------------------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................    2,780,971    2,780,971
Provident Institutional Temporary
  Investment Fund.......................    2,932,346    2,932,346
                                                       -----------
TOTAL INVESTMENT COMPANIES
  (Cost $5,713,317)..................................    5,713,317
                                                       -----------
INVESTMENT COMPANIES, CONTINUED:
------------------------------------------------------------------
                                           SHARES OR
                                           PRINCIPAL    AMORTIZED
                                            AMOUNT        COST
                                          -----------  -----------
TOTAL INVESTMENTS
  (Cost $61,167,039)(a) (100.6%).....................  $61,167,039
Liabilities in excess of other assets (0.6%).........     (351,742)
                                                       -----------
TOTAL NET ASSETS -- (100.0%).........................  $60,815,297
                                                       ===========

---------

(a)  Cost for federal income tax purposes and financial reporting are the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MONEY MARKET FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2000

ASSETS:
Investments, at value (cost $61,167,039).................            $61,167,039
Interest and dividends receivable........................                 16,554
Receivable for capital shares issued.....................                 11,575
Deferred organization costs..............................                 14,784
Prepaid expenses.........................................                  5,772
                                                                     -----------
  TOTAL ASSETS...........................................             61,215,724

LIABILITIES:
Dividends payable........................................  $350,126
Payable for capital shares redeemed......................    15,573
Accrued expenses and other payables:
  Investment advisory fees...............................       202
  Administration fees....................................       302
  Distribution fees......................................    15,076
  Service fees--Class A..................................    10,051
  Other..................................................     9,097
                                                           --------
  TOTAL LIABILITIES......................................                400,427
                                                                     -----------
NET ASSETS:
Capital..................................................             60,824,785
Accumulated net realized loss from investment
  transactions...........................................                 (9,488)
                                                                     -----------
NET ASSETS...............................................            $60,815,297
                                                                     ===========

Class A
  Net Assets.............................................            $59,636,687
  Shares.................................................             59,640,888
  Offering and redemption price per share................            $      1.00
                                                                     ===========

Class C
  Net Assets.............................................            $ 1,178,610
  Shares.................................................              1,183,897
  Offering and redemption price per share................            $      1.00
                                                                     ===========

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
Interest income...........................................            $2,591,453
Dividend income...........................................               203,317
                                                                      ----------
  TOTAL INCOME............................................             2,794,770

EXPENSES:
Investment advisory fees..................................  $130,560
Administration fees.......................................    65,280
Distribution fees--Class A................................   140,844
Service fees--Class A.....................................    70,422
Custodian fees............................................    10,880
Fund accounting fees......................................    16,702
Transfer agent fees.......................................    18,568
Other.....................................................    23,246
                                                            --------
  Total expenses before voluntary fee reductions or
    reimbursements........................................               476,502
  Expenses voluntarily reduced or reimbursed..............              (223,921)
                                                                      ----------
  Net Expenses............................................               252,581
                                                                      ----------
NET INVESTMENT INCOME.....................................             2,542,189
                                                                      ----------
Change in net assets resulting from operations............            $2,542,189
                                                                      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MONEY MARKET FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX     FOR THE
                                                    MONTHS ENDED   YEAR ENDED
                                                    OCTOBER 31,    APRIL 30,
                                                        2000          2000
                                                    ------------  ------------
                                                    (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income...........................  $  2,542,189  $  5,605,720
  Net realized (losses) from investment
    transactions..................................            --        (9,488)
                                                    ------------  ------------
Change in net assets resulting from operations....     2,542,189     5,596,232
                                                    ------------  ------------

DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income......................    (1,608,099)   (2,037,325)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income......................      (934,090)   (3,568,395)
                                                    ------------  ------------
Change in net assets from shareholder dividends...    (2,542,189)   (5,605,720)
                                                    ------------  ------------
Change in net assets from capital transactions....   (72,292,648)   68,905,851
                                                    ------------  ------------
Change in net assets..............................   (72,292,648)   68,896,363

NET ASSETS:
  Beginning of period.............................   133,107,945    64,211,582
                                                    ------------  ------------
  End of period...................................  $ 60,815,297  $133,107,945
                                                    ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MONEY MARKET FUND
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
  FINANCIAL HIGHLIGHTS, CLASS A

                                     FOR THE SIX    FOR THE      FOR THE
                                     MONTHS ENDED  YEAR ENDED  PERIOD ENDED
                                     OCTOBER 31,   APRIL 30,    APRIL 30,
                                         2000         2000       1999 (A)
                                     ------------  ----------  ------------
                                     (UNAUDITED)
Net Asset Value, Beginning of          $  1.00      $  1.00       $ 1.00
  Period...........................
                                       -------      -------       ------
Investment Activities
  Net investment income............      0.029        0.046        0.038
                                       -------      -------       ------
  Total from Investment
    Activities.....................      0.029        0.046        0.038
                                       -------      -------       ------
Dividends
  Net investment income............     (0.029)      (0.046)      (0.038)
                                       -------      -------       ------
  Total Dividends..................     (0.029)      (0.046)      (0.038)
                                       -------      -------       ------
Net Asset Value, End of Period.....    $  1.00      $  1.00       $ 1.00
                                       =======      =======       ======
TOTAL RETURN.......................       2.91%(c)     4.75%        3.91%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................    $59,637      $55,063       $   27
Ratio of expenses to average net
  assets...........................       0.75%(b)     0.83%        0.92%(b)
Ratio of net investment income to
  average net assets...............       5.73%(b)     4.90%        4.15%(b)
Ratio of expenses to average net
  assets*..........................       1.36%(b)     1.33%        1.46%(b)

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(a) FOR THE PERIOD FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1999.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS C

                                     FOR THE SIX    FOR THE      FOR THE
                                     MONTHS ENDED  YEAR ENDED  PERIOD ENDED
                                     OCTOBER 31,   APRIL 30,    APRIL 30,
                                         2000         2000       1999 (A)
                                     ------------  ----------  ------------
                                     (UNAUDITED)
Net Asset Value, Beginning of           $ 1.00      $  1.00      $  1.00
  Period...........................
                                        ------      -------      -------
Investment Activities
  Net investment income............      0.031        0.052        0.046
                                        ------      -------      -------
  Total from Investment
    Activities.....................      0.031        0.052        0.046
                                        ------      -------      -------
Dividends
  Net investment income............     (0.031)      (0.052)      (0.046)
                                        ------      -------      -------
  Total Dividends..................     (0.031)      (0.052)      (0.046)
                                        ------      -------      -------
Net Asset Value, End of Period.....     $ 1.00      $  1.00      $  1.00
                                        ======      =======      =======
TOTAL RETURN.......................       3.17%(c)     5.37%        4.70%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................     $1,179      $78,044      $64,184
Ratio of expenses to average net
  assets...........................       0.27%(b)     0.27%        0.20%(b)
Ratio of net investment income to
  average net assets...............       6.10%(b)     5.27%        5.00%(b)
Ratio of expenses to average net
  assets*..........................       0.61%(b)     0.61%        0.72%(b)

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
(a) FOR THE PERIOD FROM JUNE 1, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1999.
(b)  ANNUALIZED.
(c)  NOT ANNUALIZED.

CENTURA FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000
                                  (UNAUDITED)
 1. ORGANIZATION

    Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Maryland corporation on March 1, 1994. At October 31, 2000 the Company consisted of seven separate investment portfolios: Centura Large Cap Equity Fund, Centura Mid Cap Equity Fund, Centura Small Cap Equity Fund, Centura Government Income Fund, Centura Quality Income Fund, Centura North Carolina Tax-Free Bond Fund and Centura Money Market Fund (individually, the "Fund", and collectively, the "Funds").

   The Funds, except the Money Market Fund, offer three classes of shares known as Class A, Class B and Class C shares. The Money Market Fund offers only Class A and Class C Shares.

   Class A shares are offered with a maximum front-end sales charge of 4.50% for the Large Cap Equity Fund, Mid Cap Equity Fund, and Small Cap Equity Fund; 2.75% for the Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund. Class B shares are offered at net asset value but are subject to a contingent deferred sales charge ("CDSC"). In addition, Class A and Class B shares pay ongoing distribution fees. Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Class C shares are offered to accounts managed by the Advisor's Trust Department and to non-profit institutions who invest at least $100,000.

   The Funds' investment objectives are as follows:

   LARGE CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies each having $3 billion or more in market capitalization at the time of purchase by the Funds. Investments include common stocks, convertible preferred stocks and convertible bonds, notes and debentures.

   MID CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 65% of its total assets in equity securities of mid-sized companies that fall within the range of companies in the S&P MidCap 400 Composite Price Index at the time of purchase by the Fund. Investments are primarily in common stocks, but also may include convertible preferred stocks and convertible bonds, notes and debentures.

   SMALL CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 65% of its total assets in the equity securities of small companies. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P Small Cap600 Index at the time of purchase by the Fund. Investments are primarily common stocks but also include preferred stocks and securities convertible into stock.

   GOVERNMENT INCOME FUND -- Relatively high current income consistent with relative stability of principal and safety. The Fund normally invests at least 65% of its total assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). In general, its investments will have maximum maturities of ten years.

   QUALITY INCOME FUND -- Current income and capital appreciation. The Fund normally invests at least 65% of its total assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's fixed income securities will be rated in one of the three highest categories by nationally recognized statistical rating organizations or unrated securities of comparable quality.

   NORTH CAROLINA TAX-FREE BOND FUND -- High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal. The Fund invests primarily in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities.

   MONEY MARKET FUND -- As high a level of current income as is consistent with preservation of capital and liquidity. The Fund invests in a broad range of high quality, short-term, money market instruments that have remaining maturities not exceeding 397 days. The Fund is required to maintain a dollar-weighted average portfolio maturity no greater than 90 days.

 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000
                                  (UNAUDITED)
   financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

   SECURITY VALUATION:

    Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as approved by the Board of Directors. The Money Market Fund reflects its securities at amortized cost, which approximates market value, except for investments in other money market funds, which are priced at net asset value.

   The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Directors.

   INVESTMENT TRANSACTIONS:

    Security transactions in the Funds are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

   ORGANIZATION EXPENSES:

    Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations, except for the Quality Income Fund which was expensed as incurred.

   ALLOCATION OF EXPENSES:

    Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

   FINANCIAL INSTRUMENTS:

    OPTIONS

    Certain Funds may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for purposes of earning additional income (i.e. speculation).

   The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

   In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000
                                  (UNAUDITED)
   different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

   FUTURES CONTRACTS

    Certain Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Company may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Company the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Company to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Centura Bank ("Advisor") serves as the Company's Investment Advisor and custodian. Pursuant to the Advisory Contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on 0.025% of average daily net assets.

   BISYS Fund Services, Inc. ("BISYS") serves as the Funds' administrator ("the Administrator"), transfer agent, and fund accounting agent. Services provided under the Administrative Services Contract include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the Transfer Agency Agreement include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The terms of the Administrative Services Contract and Fund Accounting Contract provide for annual fees based on a percentage of average daily net assets. The Transfer Agency Agreement provides for a per account fee in connection with shareholder servicing.

   Centura Funds Distributor, Inc. ("the Distributor") acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute the Funds.

   Each of the Funds has adopted a Master Distribution Plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

   The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to its Class A shares. Such fees may include a Service Fee totaling up to 0.25% of the average daily net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for maintaining shareholder accounts and providing related services to shareholders. Currently, the Distributor has undertaken to limit 12b-1 fees for Class A Shares to 0.30% for the Money Market Fund and 0.25% for each other Fund.

   The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average daily net assets attributable to its Class B shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. Currently, the Distributor has undertaken to limit 12b-1 fees for class B shares to 0.75% for Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund.

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000
                                  (UNAUDITED)

   For the six months ended October 31, 2000, fees waived and reimbursed by the Advisor, Administrator and Distributor are listed below:

                                   INVESTMENT ADVISORY FEES
                               ---------------------------------                       12B-1 FEES
                               ANNUAL FEES AS                                         VOLUNTARILY
                               A PERCENTAGE OF                     ADMINISTRATION       REDUCED       SERVICE FEES  OTHER EXPENSES
                                AVERAGE DAILY   FEES VOLUNTARILY  FEES VOLUNTARILY  ----------------  ------------   VOLUNTARILY
                                 NET ASSETS         REDUCED           REDUCED       CLASS A  CLASS B    CLASS A       REIMBURSED
                               ---------------  ----------------  ----------------  -------  -------  ------------  --------------
    Large Cap Equity Fund....        0.70%          $     --          $    --       $24,049    $ --     $    --          $ --
    Mid Cap Equity Fund......        0.70%                --               --        39,588      --          --            --
    Small Cap Equity Fund....        0.70%                --               --         8,593      --          --            --
    Government Income Fund...        0.30%                --               --         5,685     313          --            --
    Quality Income Fund......        0.60%                --               --           514      20          --            --
    North Carolina Tax-Free
      Bond Fund..............        0.35%                --            3,692         5,457     577          --            --
    Money Market Fund........        0.30%           103,243           52,225        56,338      --      12,115            --

   In addition, the Distributor also retains a portion of the front-end sales charge. The following is a summary of dealer commissions paid to the Distributor and Centura Bank for Class A shares for the six months ended October 31, 2000:

                                             DISTRIBUTOR  CENTURA BANK
                                             -----------  ------------
   Large Cap Equity Fund...................     $143         $4,777
   Mid Cap Equity Fund.....................      292          6,851
   Small Cap Equity Fund...................       54          1,180
   Government Income Fund..................        7             65

   The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares. The following is a summary of the dealer commissions paid to the Distributor and Centura Bank for Class B shares six months ended October 31, 2000:

                                             DISTRIBUTOR  CENTURA BANK
                                             -----------  ------------
   Large Cap Equity Fund...................     $342         $6,986
   Mid Cap Equity Fund.....................      464          7,713
   Small Cap Equity Fund...................       71          1,583
   Government Income Fund..................       --             68

 4. CONCENTRATION OF CREDIT RISK

    The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000
                                  (UNAUDITED)

   The North Carolina Tax-Free Bond Fund had the following concentrations by sector at October 31, 2000 (as a percentage of total investments):

   General Obligation................................    29.0%
   Hospitals.........................................    19.8%
   Utilities.........................................    21.1%
   Certificates of Participation.....................    14.7%
   Universities......................................     4.3%
   Housing...........................................     5.4%
   Recreational......................................     2.9%
   Public Improvement................................     1.4%
   Development.......................................     1.2%
   Investment Companies..............................     0.2%
                                                       ------
                                                        100.0%
                                                       ======

 5. SECURITIES TRANSACTIONS

    The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 2000 were as follows:

                                              PURCHASES      SALES
                                             -----------  -----------
   Large Cap Equity Fund...................  $42,077,802  $41,236,948
   Mid Cap Equity Fund.....................   33,338,192   38,107,564
   Small Cap Equity Fund...................    8,559,223    8,200,875
   Government Income Fund..................   37,439,967   38,072,102
   Quality Income Fund.....................   80,039,963   60,283,910
   North Carolina Tax-Free Bond Fund.......      800,760    2,914,085

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000

 6. CAPITAL SHARE TRANSACTIONS

    The Company is authorized to issue 1.05 billion shares of capital stock with a par value of $.001. Transactions in shares of the Funds are summarized below:

                                    LARGE CAP EQUITY             MID CAP EQUITY             SMALL CAP EQUITY
                                          FUND                        FUND                        FUND
                                -------------------------  --------------------------  --------------------------
                                FOR THE SIX     FOR THE    FOR THE SIX     FOR THE     FOR THE SIX     FOR THE
                                MONTHS ENDED  YEAR ENDED   MONTHS ENDED   YEAR ENDED   MONTHS ENDED   YEAR ENDED
                                OCTOBER 31,    APRIL 30,   OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,
                                    2000         2000          2000          2000          2000          2000
                                ------------  -----------  ------------  ------------  ------------  ------------
                                (UNAUDITED)                (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $ 3,284,381   $18,366,226  $ 4,332,962   $ 23,439,125  $  1,455,826  $  6,001,578
  Dividends reinvested........           --       276,475       14,423      7,305,081            --     1,140,174
  Cost of shares redeemed.....   (3,458,331)   (4,038,784)  (6,179,262)   (12,693,729)   (1,556,337)   (3,240,141)
                                -----------   -----------  -----------   ------------  ------------  ------------
  Class A capital
    transactions..............     (173,950)   14,603,917   (1,831,877)    18,050,477      (100,511)    3,901,611
                                -----------   -----------  -----------   ------------  ------------  ------------
CLASS B
  Proceeds from shares
    issued....................      636,540     3,980,072      558,236      1,236,786       120,063       262,005
  Dividends reinvested........            9       116,387           --      3,984,051            --       830,828
  Cost of shares redeemed.....     (766,963)   (1,161,041)  (1,444,229)    (6,359,323)     (295,670)   (1,631,254)
                                -----------   -----------  -----------   ------------  ------------  ------------
  Class B capital
    transactions..............     (130,414)    2,935,418     (885,993)    (1,138,486)     (175,607)     (538,421)
                                -----------   -----------  -----------   ------------  ------------  ------------
CLASS C
  Proceeds from shares
    issued....................   26,882,606   113,306,139   24,926,432     39,926,614     3,153,793    12,396,052
  Dividends reinvested........        3,247     3,132,857       48,720     18,881,890            --     3,663,016
  Cost of shares redeemed.....  (22,850,060)  (82,824,997) (18,796,128)  (111,440,207)   (2,919,189)  (26,186,102)
                                -----------   -----------  -----------   ------------  ------------  ------------
  Class C capital
    transactions..............    4,035,793    33,613,999    6,179,024    (52,631,703)      234,604   (10,127,034)
                                -----------   -----------  -----------   ------------  ------------  ------------
Net increase (decrease) from
  capital transactions........  $ 3,731,429   $51,153,334  $ 3,461,154   $(35,719,712) $    (41,514) $ (6,763,844)
                                ===========   ===========  ===========   ============  ============  ============
SHARE TRANSACTIONS:
CLASS A
  Issued......................      215,753     1,310,974      293,543      1,545,411       116,243       461,636
  Reinvested..................           --        18,598          989        595,364            --       102,904
  Redeemed....................     (226,965)     (274,440)    (409,533)      (889,630)     (122,081)     (254,254)
                                -----------   -----------  -----------   ------------  ------------  ------------
  Change in Class A Shares....      (11,212)    1,055,132     (115,001)     1,251,145        (5,838)      310,286
                                -----------   -----------  -----------   ------------  ------------  ------------
CLASS B
  Issued......................       41,684       271,293       39,011         91,482         9,784        21,298
  Reinvested..................           --         7,918           --        337,057            --        76,786
  Redeemed....................      (50,611)      (78,441)    (101,685)      (438,595)      (24,052)     (130,568)
                                -----------   -----------  -----------   ------------  ------------  ------------
  Change in Class B Shares....       (8,927)      200,770      (62,674)       (10,056)      (14,268)      (32,484)
                                -----------   -----------  -----------   ------------  ------------  ------------
CLASS C
  Issued......................    1,744,599     7,816,777    1,688,507      2,933,964       244,831       986,472
  Reinvested..................          201       211,311        3,266      1,527,465            --       328,817
  Redeemed....................   (1,505,329)   (5,694,408)  (1,259,470)    (7,492,265)     (228,015)   (2,036,699)
                                -----------   -----------  -----------   ------------  ------------  ------------
  Change in Class C Shares....      239,471     2,333,680      432,303     (3,030,836)       16,816      (721,410)
                                -----------   -----------  -----------   ------------  ------------  ------------
Net increase (decrease) from
  share transactions..........      219,332     3,589,582      254,628     (1,789,747)       (3,290)     (443,608)
                                ===========   ===========  ===========   ============  ============  ============

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000

                                     GOVERNMENT INCOME             QUALITY INCOME         NORTH CAROLINA TAX-FREE
                                           FUND                         FUND                     BOND FUND
                                ---------------------------  --------------------------  --------------------------
                                FOR THE SIX      FOR THE       FOR THE       FOR THE     FOR THE SIX     FOR THE
                                MONTHS ENDED   YEAR ENDED    PERIOD ENDED  PERIOD ENDED  MONTHS ENDED   YEAR ENDED
                                OCTOBER 31,     APRIL 30,    OCTOBER 31,    APRIL 30,    OCTOBER 31,    APRIL 30,
                                    2000          2000         2000 (A)      2000 (B)        2000          2000
                                ------------  -------------  ------------  ------------  ------------  ------------
                                (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $    960,738  $   7,733,774  $    389,538  $    376,989  $      6,932  $    215,992
  Dividends reinvested........       127,741        285,180        10,720         6,908        83,284       182,289
  Cost of shares redeemed.....    (1,275,652)    (4,042,854)     (350,722)     (135,660)     (445,742)     (459,396)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Class A capital
    transactions..............      (187,173)     3,976,100        49,536       248,237      (355,526)      (61,115)
                                ------------  -------------  ------------  ------------  ------------  ------------
CLASS B
  Proceeds from shares
    issued....................        15,103         82,167  $     22,000  $         --            --        57,245
  Dividends reinvested........         4,624          9,232           337            --         6,040        15,753
  Cost of shares redeemed.....          (304)       (46,328)           --            --        (4,100)     (164,490)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Class B capital
    transactions..............        19,423         45,071  $     22,337  $         --         1,940       (91,492)
                                ------------  -------------  ------------  ------------  ------------  ------------
CLASS C
  Proceeds from shares
    issued....................     7,538,941     40,867,076    21,249,015    97,963,538     1,648,944     8,977,205
  Dividends reinvested........       635,620      2,097,378       876,509       898,945        10,637       120,445
  Cost of shares redeemed.....   (13,124,820)  (114,867,763)  (14,037,328)  (27,492,041)   (3,493,520)  (14,166,521)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Class C capital
    transactions..............    (4,950,259)   (71,903,309)    8,088,196    71,370,442    (1,833,939)   (5,068,871)
                                ------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) from
  capital transactions........  $ (5,118,009) $ (67,882,138) $  8,160,069  $ 71,618,679  $ (2,187,525) $ (5,221,478)
                                ============  =============  ============  ============  ============  ============
SHARE TRANSACTIONS:
CLASS A
  Issued......................        98,737        783,712        40,292        38,602           679        21,213
  Reinvested..................        13,156         29,185         1,110           715         8,311        18,069
  Redeemed....................      (130,962)      (415,464)      (35,852)      (14,029)      (44,864)      (45,807)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Change in Class A Shares....       (19,069)       397,433         5,550        25,288       (35,874)       (6,525)
                                ------------  -------------  ------------  ------------  ------------  ------------
CLASS B
  Issued......................         1,574          8,386         2,309            --            --         5,589
  Reinvested..................           476            943            35            --           602         1,559
  Redeemed....................           (32)        (4,762)           --            --          (405)      (16,399)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Change in Class B Shares....         2,018          4,567         2,344            --           197        (9,251)
                                ------------  -------------  ------------  ------------  ------------  ------------
CLASS C
  Issued......................       775,547      4,163,117     2,187,425    10,065,921       163,586       891,212
  Reinvested..................        65,455        213,420        91,103        92,808         1,061        11,968
  Redeemed....................    (1,349,886)   (11,700,031)   (1,459,474)   (2,836,652)     (348,740)   (1,409,004)
                                ------------  -------------  ------------  ------------  ------------  ------------
  Change in Class C Shares....      (508,884)    (7,323,494)      819,054     7,322,077      (184,093)     (505,824)
                                ------------  -------------  ------------  ------------  ------------  ------------
Net increase (decrease) from
  share transactions..........      (525,935)    (6,921,494)      826,948     7,347,365      (219,770)     (521,600)
                                ============  =============  ============  ============  ============  ============

---------

(a) For the periods from May 1, 2000 to October 31, 2000 (Classes A and C), and June 12, 2000 (commencement of operations) to October 31, 2000 for
     Class B.
(b) For the period from May 11, 1999 (commencement of operations for Classes A and C) to April 30, 2000.

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000

                                       MONEY MARKET
                                           FUND
                                ---------------------------
                                FOR THE SIX      FOR THE
                                MONTHS ENDED  PERIOD ENDED
                                OCTOBER 31,     APRIL 30,
                                    2000          2000
                                ------------  -------------
                                (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................  $ 99,331,704  $ 201,692,061
  Dividends reinvested........     1,546,757      1,767,213
  Cost of shares redeemed.....   (96,305,251)  (148,418,734)
                                ------------  -------------
  Class A capital
    transactions..............     4,573,210     55,040,540
                                ------------  -------------
CLASS C
  Proceeds from shares
    issued....................    21,176,356    224,964,687
  Dividends reinvested........        20,563         11,448
  Cost of shares redeemed.....   (98,062,777)  (211,110,824)
                                ------------  -------------
  Class C capital
    transactions..............   (76,865,858)    13,865,311
                                ------------  -------------
Net increase (decrease) from
  capital transactions........  $(72,292,648) $  68,905,851
                                ============  =============
SHARE TRANSACTIONS:
CLASS A
  Issued......................    99,331,704    201,692,061
  Reinvested..................     1,546,757      1,767,213
  Redeemed....................   (96,305,251)  (148,418,734)
                                ------------  -------------
  Change in Class A Shares....     4,573,210     55,040,540
                                ------------  -------------
CLASS C
  Issued......................    21,176,356    224,964,687
  Reinvested..................        20,563         11,448
  Redeemed....................   (98,062,777)  (211,110,824)
                                ------------  -------------
  Change in Class C Shares....   (76,865,858)    13,865,311
                                ------------  -------------
Net increase (decrease) from
  share transactions..........   (72,292,648)    68,905,851
                                ============  =============

                                    CONTINUED

CENTURA FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2000

 7. SUBSEQUENT EVENT

    On December 1, 2000, the Money Market Fund liquidated its net assets to shareholders on record for all Class A and Class C shares and ceased operations.

                      END OF NOTES TO FINANCIAL STATEMENTS.

                                                            [CENTURA FUNDS LOGO]

                                               FOR ADDITIONAL INFORMATION ON THE
                                                             CENTURA FUNDS, CALL
                                                                1-800-44-CENTURA
                                                                 (800-442-3688).

                                                              INVESTMENT ADVISER
                                                                   AND CUSTODIAN
                                                                    CENTURA BANK
                                                         131 NORTH CHURCH STREET
                                                           ROCKY MOUNT, NC 27802

                                                       ADMINISTRATOR AND SPONSOR
                                                       BISYS FUND SERVICES, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                     DISTRIBUTOR
                                                 CENTURA FUNDS DISTRIBUTOR, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                   LEGAL COUNSEL
                                                          DECHERT PRICE & RHOADS
                                                            1775 EYE STREET N.W.
                                                          WASHINGTON, D.C. 20006

                                                            INDEPENDENT AUDITORS
                                                                        KPMG LLP
                                                            TWO NATIONWIDE PLAZA
                                                            COLUMBUS, OHIO 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF CENTURA FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUNDS' SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUNDS' CURRENT PROSPECTUS.

INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. CENTURA FUNDS ARE NOT DEPOSITS, GUARANTEED BY OR OBLIGATIONS OF CENTURA BANK OR ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN VALUE OF YOUR INVESTMENT IN THE MONEY MARKET FUND AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE MONEY MARKET FUND.

12/00